UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2022

Item 1.

Reports to Stockholders

Fidelity® Inflation-Protected Bond Index Central Fund

Annual Report
September 30, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended September 30, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity® Inflation-Protected Bond Index Central Fund	-7.47%	2.26%	1.15%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Inflation-Protected Bond Index Central Fund on September 30, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 1-10 Year Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. taxable investment-grade bonds notably declined for the 12 months ending September 30, 2022, as a multitude of crosscurrents challenged the global economy and financial markets. The Bloomberg U.S. Aggregate Bond Index returned -14.60% for the period. In late 2021, the Federal Reserve began its pivot to a tighter monetary policy, tapering the large-scale asset purchase program it initially started in 2008, at the heart of the financial crisis, and dramatically expanded in early 2020 amid the COVID-19 pandemic. Faced with accelerating and stubbornly high inflation, the central bank then raised short-term policy interest rates five times from March 2022 through period end. This marked the fastest pace of rate hikes since the 1980s and helped push nominal and real (inflation-adjusted) U.S. bond yields to their highest level in roughly a decade. Bond prices, which move inversely to yields, fell. The yield curve inverted, with long Treasury bond yields dropping below short-term yields, reflecting investor expectations of an economic slowdown that would drive rates lower. Credit spreads significantly widened, as investors demanded more yield for buying corporate debt and other credit-sensitive assets. For the full 12 months, shorter-term securities held up best in this challenging environment, and higher-quality issues outpaced lower-rated bonds. All major market segments posted negative total returns, with Treasuries and government-related segments outpacing securitized bonds and investment-grade corporates.
Comments from Co-Portfolio Managers Brandon Bettencourt and Richard Munclinger:
For the fiscal year, the fund returned -7.47%, nearly in line, net of fees, with the -7.44% return of the benchmark, the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 1-10 Year Index (Series-L). We attempt to hold all positions held by the index in the same relative proportions. During the period, the Federal Reserve aggressively hiked short-term policy interest rates, with the aim of bringing down persistently high inflation that weighed on just about every U.S. asset class. Inflation, as measured by the Consumer Price Index, climbed to a four-decade high of over 9% in June, before ending the period at roughly 8.3%. Policy rate hikes, and expectations of even more hikes through at least the balance of 2023, prompted investors to sell bonds, including both traditional (nominal) and inflation-protected Treasuries (TIPS). The selloff pushed bond prices lower and their yields significantly higher. As an example, the yield on the traditional (nominal) 10-Year U.S. Treasury bond topped 3% at the end of the period, from roughly 1.3% at the beginning of 2022. Meanwhile, the breakeven inflation rate, which measures the difference between the yield on a nominal 10-year Treasury and the yield on a 10-year TIPS, stood at a 12-month low of 2.15% on September 30, 2022. This represented the market's expectations for a 2.15% annual inflation rate for the next 10 years.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary September 30, 2022 (Unaudited)
Coupon Distribution (% of Fund's Investments)

0.01 - 0.99%	85.6
1 - 1.99%	1.5
2 - 2.99%	8.4
3 - 3.99%	4.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
The coupon rates on inflation-protected securities tend to be lower than their normal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.
Asset Allocation (% of Fund's net assets)

Inflation Protected Securities - 99.8%

Schedule of Investments September 30, 2022
Showing Percentage of Net Assets
U.S. Treasury Inflation-Protected Obligations - 99.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	9,575,751	9,486,626
2% 1/15/26	13,055,504	13,018,398
2.375% 1/15/25	18,066,039	18,138,267
2.375% 1/15/27	10,001,973	10,156,976
2.5% 1/15/29	9,629,361	9,969,828
3.375% 4/15/32	5,908,826	6,741,381
3.625% 4/15/28	7,840,104	8,524,712
3.875% 4/15/29	11,029,709	12,359,358
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	26,821,849	25,908,814
0.125% 10/15/24	22,176,395	21,329,721
0.125% 4/15/25	23,009,221	21,830,292
0.125% 10/15/25	20,449,392	19,323,448
0.125% 4/15/26	20,116,329	18,792,341
0.125% 7/15/26	25,648,651	23,986,977
0.125% 10/15/26	20,282,878	18,901,114
0.125% 4/15/27	24,365,675	22,475,343
0.125% 1/15/30	24,344,919	21,538,089
0.125% 7/15/30	27,222,682	23,986,012
0.125% 1/15/31	24,676,013	21,574,189
0.125% 7/15/31	22,454,396	19,595,231
0.125% 1/15/32	33,560,634	29,039,476
0.25% 1/15/25	21,400,055	20,483,349
0.25% 7/15/29	18,760,337	16,927,246
0.375% 7/15/25	23,534,006	22,495,575
0.375% 1/15/27	20,161,536	18,840,853
0.375% 7/15/27	26,047,637	24,313,312
0.5% 4/15/24	14,442,131	14,035,434
0.5% 1/15/28	20,756,555	19,273,378
0.625% 1/15/24	28,238,415	27,578,592
0.625% 1/15/26	20,612,339	19,680,812
0.625% 7/15/32	18,130,444	16,465,492
0.75% 7/15/28	22,147,149	20,823,482
0.875% 1/15/29	16,380,106	15,412,404
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $665,818,192)		613,006,522

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $665,818,192)	613,006,522
NET OTHER ASSETS (LIABILITIES) - 0.2%	1,238,229
NET ASSETS - 100.0%	614,244,751

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	12,118,580	68,282,196	80,400,776	5,803	-	-	-	0.0%
Total	12,118,580	68,282,196	80,400,776	5,803	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	613,006,522	-	613,006,522	-
Total Investments in Securities:	613,006,522	-	613,006,522	-
Financial Statements
Statement of Assets and Liabilities
		September 30, 2022

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $665,818,192):		$613,006,522
Receivable for investments sold		10,985,007
Interest receivable		1,101,340
Distributions receivable from Fidelity Central Funds		1,740
Total assets		625,094,609
Liabilities
Payable to custodian bank	$238,407
Payable for investments purchased	10,064,671
Payable for fund shares redeemed	545,716
Distributions payable	967
Other payables and accrued expenses	97
Total Liabilities		10,849,858
Net Assets		$614,244,751
Net Assets consist of:
Paid in capital		$606,510,260
Total accumulated earnings (loss)		7,734,491
Net Assets		$614,244,751
Net Asset Value , offering price and redemption price per share ($614,244,751 ÷ 6,357,935 shares)		$96.61

Statement of Operations
		Year ended September 30, 2022
Investment Income
Interest		$58,665,180
Income from Fidelity Central Funds		5,803
Total Income		58,670,983
Expenses
Custodian fees and expenses	(667)
Independent trustees' fees and expenses	3,074
Miscellaneous	8
Total expenses before reductions	2,415
Expense reductions	(101)
Total expenses after reductions		2,314
Net Investment income (loss)		58,668,669
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	31,046,780
Total net realized gain (loss)		31,046,780
Change in net unrealized appreciation (depreciation) on investment securities		(132,089,917)
Net gain (loss)		(101,043,137)
Net increase (decrease) in net assets resulting from operations		$(42,374,468)

Statement of Changes in Net Assets

	Year ended September 30, 2022	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,668,669	$59,944,986
Net realized gain (loss)	31,046,780	36,465,185
Change in net unrealized appreciation (depreciation)	(132,089,917)	(27,057,952)
Net increase (decrease) in net assets resulting from operations	(42,374,468)	69,352,219
Distributions to shareholders	(86,860,953)	(19,698,943)
Affiliated share transactions
Proceeds from sales of shares	115,587,582	206,926,540
Reinvestment of distributions	86,860,947	19,698,943
Cost of shares redeemed	(636,308,856)	(695,183,568)
Net increase (decrease) in net assets resulting from share transactions	(433,860,327)	(468,558,085)
Total increase (decrease) in net assets	(563,095,748)	(418,904,809)

Net Assets
Beginning of period	1,177,340,499	1,596,245,308
End of period	$614,244,751	$1,177,340,499

Other Information
Shares
Sold	1,108,154	1,862,396
Issued in reinvestment of distributions	814,792	180,614
Redeemed	(5,939,745)	(6,322,143)
Net increase (decrease)	(4,016,799)	(4,279,133)

Fidelity® Inflation-Protected Bond Index Central Fund

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$113.48	$108.93	$102.91	$100.18	$102.20
Income from Investment Operations
Net investment income (loss) A,B	7.596	5.098	1.359	2.057	3.299
Net realized and unrealized gain (loss)	(15.349)	1.090	6.303	3.622	(2.914)
Total from investment operations	(7.753)	6.188	7.662	5.679	.385
Distributions from net investment income	(7.113)	(.222)	(.389)	(.463)	(.325)
Distributions from net realized gain	(2.004)	(1.416)	(1.253)	(2.486)	(2.080)
Total distributions	(9.117)	(1.638)	(1.642)	(2.949)	(2.405)
Net asset value, end of period	$96.61	$113.48	$108.93	$102.91	$100.18
Total Return C	(7.47)%	5.74%	7.55%	5.84%	.38%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	-%	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	7.12%	4.60%	1.30%	2.05%	3.29%
Supplemental Data
Net assets, end of period (000 omitted)	$614,245	$1,177,340	$1,596,245	$1,381,659	$1,123,053
Portfolio turnover rate G	33%	24%	41%	53%	33%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount represents less than .005%.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended September 30, 2022

1. Organization.
Fidelity Inflation-Protected Bond Index Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$293
Gross unrealized depreciation	(54,112,410)
Net unrealized appreciation (depreciation)	$(54,112,117)
Tax Cost	$667,118,639

The tax-based components of distributable earnings as of period end were as follows:
Undistributed ordinary income	$44,790,349
Undistributed long-term capital gain	$17,056,258
Net unrealized appreciation (depreciation) on securities and other investments	$(54,112,117)

The tax character of distributions paid was as follows:
	September 30, 2022	September 30, 2021
Ordinary Income	$66,686,290	$19,698,943
Long-term Capital Gains	20,174,663	-
Total	$86,860,953	$19,698,943
4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:
Amount ($)
Fidelity Inflation-Protected Bond Index Central Fund	9,344

5. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $101.
6. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Inflation-Protected Bond Index Central Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Index Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of September 30, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 9, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Directors and Officers (Trustees and Officers)
DIRECTORS AND OFFICERS (TRUSTEES AND OFFICERS)
The Trustees, Members of the Advisory Board (if any), and officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 293 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Marie L. Knowles (1946)
Year of Election or Appointment: 2007
Trustee
Ms. Knowles also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity ® funds.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Kenneth B. Robins (1969)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2022 to September 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During Period- C April 1, 2022 to September 30, 2022

Fidelity® Inflation-Protected Bond Index Central Fund	0.0004%
Actual		$ 1,000	$ 927.50	$- D
Hypothetical- B		$ 1,000	$ 1,025.07	$- D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than $.005.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2022, $31,013,362, or, if subsequently determined to be different, the net capital gain of such year.

A total of 99.99% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $65,154,721 of distributions paid in the calendar year 2021 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $65,351,874 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Inflation-Protected Bond Index Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Directors, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale . The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.938133.110
IPB-ANN-1122
Fidelity® Investment Grade Bond Central Fund

Annual Report
September 30, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended September 30, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity® Investment Grade Bond Central Fund	-14.14%	0.72%	1.72%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Investment Grade Bond Central Fund on September 30, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. taxable investment-grade bonds notably declined for the 12 months ending September 30, 2022, as a multitude of crosscurrents challenged the global economy and financial markets. The Bloomberg U.S. Aggregate Bond Index returned -14.60% for the period. In late 2021, the Federal Reserve began its pivot to a tighter monetary policy, tapering the large-scale asset purchase program it initially started in 2008, at the heart of the financial crisis, and dramatically expanded in early 2020 amid the COVID-19 pandemic. Faced with accelerating and stubbornly high inflation, the central bank then raised short-term policy interest rates five times from March 2022 through period end. This marked the fastest pace of rate hikes since the 1980s and helped push nominal and real (inflation-adjusted) U.S. bond yields to their highest level in roughly a decade. Bond prices, which move inversely to yields, fell. The yield curve inverted, with long Treasury bond yields dropping below short-term yields, reflecting investor expectations of an economic slowdown that would drive rates lower. Credit spreads significantly widened, as investors demanded more yield for buying corporate debt and other credit-sensitive assets. For the full 12 months, shorter-term securities held up best in this challenging environment, and higher-quality issues outpaced lower-rated bonds. All major market segments posted negative total returns, with Treasuries and government-related segments outpacing securitized bonds and investment-grade corporates.

Comments from Co-Portfolio Managers Jeffrey Moore and Michael Plage:
For the fiscal year ending September 30, 2022, the fund returned -14.14%, slightly outperforming the -14.60% return for the benchmark Bloomberg U.S. Aggregate Bond Index. Relative to this index, the fund benefited from our positioning in U.S. Treasuries. Having sold all our shortest-dated Treasuries by the end of 2022, the fund's average duration (interest-rate sensitivity) was below that of the benchmark. This stance was helpful as rates rose this period. Another positive factor was the fund's notable underweighting in mortgage-backed securities (MBS). We limited our exposure here due to what we saw as MBS' poor risk/reward trade-off, and our reduced allocation lifted the fund's result, given these securities' weak performance over the past 12 months. In contrast, an overweighting in investment-grade corporate debt detracted, as credit spreads widened, sending yields higher and prices lower. We particularly saw underperformance from debt of high-quality bank issuers - which we favored for their generally defensive characteristics, such as their strong balance sheets and highly regulated nature, but that struggled amid the general underperformance of corporate bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary September 30, 2022 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (3.2)%*
*Short-term investments and Net Other Assets (Liabilities) are not available in the pie chart.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (3.2)%*
Foreign investments - 10.6%
Futures and Swaps - 2.4%
*Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments September 30, 2022
Showing Percentage of Net Assets
Nonconvertible Bonds - 34.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
2.55% 12/1/33	53,719,000	39,770,512
3.8% 12/1/57	106,127,000	71,693,521
4.3% 2/15/30	13,106,000	11,974,590
4.75% 5/15/46	10,000,000	8,381,419
Verizon Communications, Inc.:
2.987% 10/30/56	65,611,000	39,000,620
3% 3/22/27	5,629,000	5,118,526
3.15% 3/22/30	9,123,000	7,759,897
4.862% 8/21/46	27,196,000	23,456,118
5.012% 4/15/49	3,772,000	3,365,846
		210,521,049
Entertainment - 0.1%
NBCUniversal, Inc. 5.95% 4/1/41	6,541,000	6,596,055
The Walt Disney Co.:
3.6% 1/13/51	25,350,000	18,789,719
3.8% 5/13/60	25,000,000	18,438,892
		43,824,666
Media - 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.4% 4/1/33	11,421,000	9,457,353
4.908% 7/23/25	18,965,000	18,493,892
5.25% 4/1/53	28,921,000	22,146,410
5.375% 5/1/47	71,848,000	55,576,700
5.5% 4/1/63	11,421,000	8,628,657
5.75% 4/1/48	11,687,000	9,432,692
6.484% 10/23/45	9,303,000	8,192,101
Comcast Corp.:
3.3% 4/1/27	6,795,000	6,302,821
3.4% 4/1/30	6,970,000	6,130,236
3.75% 4/1/40	2,448,000	1,924,405
3.9% 3/1/38	5,001,000	4,076,800
4.65% 7/15/42	11,795,000	10,130,527
Discovery Communications LLC:
3.625% 5/15/30	14,753,000	12,115,737
4.65% 5/15/50	39,956,000	27,339,499
Fox Corp.:
4.03% 1/25/24	6,266,000	6,188,511
4.709% 1/25/29	9,069,000	8,519,733
5.476% 1/25/39	8,943,000	7,755,872
5.576% 1/25/49	5,934,000	5,074,579
Magallanes, Inc.:
3.428% 3/15/24 (b)	18,446,000	17,822,544
3.638% 3/15/25 (b)	10,102,000	9,566,815
3.755% 3/15/27 (b)	19,757,000	17,676,677
4.054% 3/15/29 (b)	6,847,000	5,913,670
4.279% 3/15/32 (b)	28,666,000	23,583,016
5.05% 3/15/42 (b)	14,442,000	10,806,138
5.141% 3/15/52 (b)	98,717,000	71,749,343
Time Warner Cable LLC:
4.5% 9/15/42	19,701,000	13,601,691
5.5% 9/1/41	8,397,000	6,590,932
5.875% 11/15/40	7,566,000	6,228,437
6.55% 5/1/37	73,937,000	66,712,634
6.75% 6/15/39	10,675,000	9,542,339
7.3% 7/1/38	16,247,000	15,450,518
		502,731,279
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc.:
3.2% 3/15/27 (b)	21,204,000	19,366,935
3.8% 3/15/32 (b)	21,179,000	18,316,687
T-Mobile U.S.A., Inc.:
2.25% 11/15/31	40,000,000	30,144,985
3.75% 4/15/27	25,540,000	23,569,354
3.875% 4/15/30	36,970,000	32,792,969
4.375% 4/15/40	5,513,000	4,489,147
4.5% 4/15/50	10,830,000	8,670,001
		137,350,078
TOTAL COMMUNICATION SERVICES		894,427,072
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.2%
General Motors Financial Co., Inc.:
2.35% 2/26/27	17,500,000	14,848,924
4% 1/15/25	14,536,000	13,964,526
4.25% 5/15/23	9,840,000	9,800,837
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (b)	21,172,000	20,935,509
		59,549,796
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	249,000	247,963
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.3% 7/1/25	2,498,000	2,402,102
3.5% 7/1/27	7,113,000	6,642,748
3.6% 7/1/30	8,445,000	7,593,917
4.2% 4/1/50	4,263,000	3,418,883
		20,057,650
Household Durables - 0.1%
D.R. Horton, Inc. 2.6% 10/15/25	34,514,000	31,688,638
Toll Brothers Finance Corp. 4.875% 3/15/27	16,319,000	14,978,680
		46,667,318
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	19,745,000	18,933,525
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30	3,310,000	2,910,714
AutoZone, Inc.:
3.625% 4/15/25	4,758,000	4,577,776
4% 4/15/30	22,128,000	19,857,478
Lowe's Companies, Inc.:
3.35% 4/1/27	3,072,000	2,845,102
3.75% 4/1/32	9,454,000	8,177,743
4.25% 4/1/52	59,996,000	45,938,998
4.45% 4/1/62	39,650,000	29,593,949
4.5% 4/15/30	16,112,000	15,062,511
O'Reilly Automotive, Inc. 4.2% 4/1/30	4,968,000	4,555,231
The Home Depot, Inc. 2.5% 4/15/27	3,139,000	2,850,198
		136,369,700
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 2.75% 3/27/27	6,632,000	6,094,150
TOTAL CONSUMER DISCRETIONARY		287,920,102
CONSUMER STAPLES - 1.8%
Beverages - 1.3%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	17,500,000	15,208,900
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	46,768,000	42,149,304
4.9% 2/1/46	50,530,000	43,914,612
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	10,000,000	8,926,681
4.35% 6/1/40	10,000,000	8,469,507
4.5% 6/1/50	30,000,000	24,720,887
4.6% 6/1/60	10,000,000	7,883,213
4.75% 4/15/58	26,711,000	21,921,097
5.45% 1/23/39	23,200,000	22,107,392
5.55% 1/23/49	54,331,000	51,097,810
5.8% 1/23/59 (Reg. S)	55,947,000	53,413,706
Molson Coors Beverage Co.:
3% 7/15/26	48,345,000	44,155,185
5% 5/1/42	3,080,000	2,596,750
PepsiCo, Inc.:
2.625% 3/19/27	2,862,000	2,626,184
2.75% 3/19/30	18,600,000	16,123,638
The Coca-Cola Co.:
3.375% 3/25/27	24,531,000	23,404,102
3.45% 3/25/30	14,988,000	13,624,149
		402,343,117
Food & Staples Retailing - 0.1%
Sysco Corp.:
3.25% 7/15/27	11,011,000	10,001,957
6.6% 4/1/50	25,587,000	26,857,864
		36,859,821
Food Products - 0.4%
Archer Daniels Midland Co. 3.25% 3/27/30	6,931,000	6,183,294
General Mills, Inc. 2.875% 4/15/30	3,013,000	2,560,165
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	38,495,000	32,888,973
3% 5/15/32 (b)	43,240,000	31,932,740
3.625% 1/15/32 (b)	18,075,000	14,121,094
5.125% 2/1/28 (b)	15,645,000	14,663,589
5.5% 1/15/30 (b)	5,250,000	4,849,688
5.75% 4/1/33 (b)	32,215,000	29,094,655
		136,294,198
Household Products - 0.0%
Kimberly-Clark Corp. 3.1% 3/26/30	1,764,000	1,556,726
Tobacco - 0.0%
Altria Group, Inc.:
5.375% 1/31/44	6,787,000	5,494,531
5.95% 2/14/49	2,618,000	2,167,647
		7,662,178
TOTAL CONSUMER STAPLES		584,716,040
ENERGY - 3.4%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	207,000	199,360
4.85% 11/15/35	7,402,000	6,457,523
		6,656,883
Oil, Gas & Consumable Fuels - 3.4%
Canadian Natural Resources Ltd. 3.8% 4/15/24	619,000	605,036
Columbia Pipeline Group, Inc. 4.5% 6/1/25	6,628,000	6,488,523
DCP Midstream Operating LP:
3.875% 3/15/23	14,468,000	14,287,150
5.6% 4/1/44	13,506,000	12,158,067
6.45% 11/3/36 (b)	10,621,000	9,703,425
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	10,510,000	10,260,388
Enbridge, Inc.:
4% 10/1/23	13,445,000	13,326,795
4.25% 12/1/26	8,321,000	7,914,117
Energy Transfer LP:
3.75% 5/15/30	27,891,000	23,617,035
3.9% 5/15/24 (c)	6,444,000	6,282,607
4.2% 9/15/23	5,509,000	5,449,723
4.25% 3/15/23	4,861,000	4,848,053
4.5% 4/15/24	6,244,000	6,145,639
4.95% 6/15/28	18,799,000	17,509,155
5% 5/15/50	29,826,000	23,311,943
5.25% 4/15/29	10,158,000	9,553,147
5.4% 10/1/47	6,651,000	5,385,152
5.8% 6/15/38	10,481,000	9,181,373
6% 6/15/48	26,826,000	23,177,428
6.25% 4/15/49	7,637,000	6,774,986
Enterprise Products Operating LP:
3.7% 2/15/26	8,600,000	8,204,538
3.75% 2/15/25	285,000	275,954
Hess Corp.:
4.3% 4/1/27	23,059,000	21,692,126
5.6% 2/15/41	5,656,000	4,946,589
7.125% 3/15/33	4,791,000	5,009,364
7.3% 8/15/31	6,610,000	6,980,763
7.875% 10/1/29	20,178,000	21,901,392
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,645,000	1,548,641
MPLX LP:
2.65% 8/15/30	9,000,000	7,050,808
4.5% 7/15/23	9,347,000	9,302,465
4.8% 2/15/29	5,370,000	4,996,994
4.875% 12/1/24	12,572,000	12,418,775
4.95% 9/1/32	30,925,000	28,094,750
5.5% 2/15/49	16,108,000	13,671,339
Occidental Petroleum Corp.:
5.55% 3/15/26	26,200,000	26,229,868
6.2% 3/15/40	7,169,000	6,936,008
6.45% 9/15/36	15,883,000	15,883,000
6.6% 3/15/46	28,439,000	29,292,170
7.5% 5/1/31	29,749,000	31,087,705
Ovintiv, Inc.:
5.15% 11/15/41	5,000,000	4,380,198
8.125% 9/15/30	13,383,000	14,445,979
Petroleos Mexicanos:
4.5% 1/23/26	24,688,000	21,206,992
5.35% 2/12/28	3,500,000	2,650,900
5.95% 1/28/31	16,274,000	10,954,029
6.35% 2/12/48	14,404,000	7,686,695
6.49% 1/23/27	37,360,000	31,124,616
6.5% 3/13/27	21,300,000	17,836,620
6.75% 9/21/47	102,130,000	56,682,150
6.84% 1/23/30	68,521,000	50,911,103
6.95% 1/28/60	18,760,000	10,316,312
7.69% 1/23/50	117,141,000	71,303,727
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	5,964,000	4,967,956
3.6% 11/1/24	6,641,000	6,385,409
3.8% 9/15/30	15,976,000	13,396,068
Sabine Pass Liquefaction LLC 4.5% 5/15/30	33,855,000	30,840,872
Shell International Finance BV 4.375% 5/11/45	6,392,000	5,371,809
Southeast Supply Header LLC 4.25% 6/15/24 (b)	10,683,000	9,294,210
The Williams Companies, Inc.:
2.6% 3/15/31	5,542,000	4,345,487
3.5% 11/15/30	45,537,000	38,660,183
3.7% 1/15/23	26,582,000	26,562,741
3.9% 1/15/25	4,336,000	4,196,274
4.3% 3/4/24	20,381,000	20,094,042
4.5% 11/15/23	6,265,000	6,230,620
4.55% 6/24/24	70,596,000	69,899,337
4.65% 8/15/32	32,200,000	29,226,368
5.3% 8/15/52	7,294,000	6,348,574
Western Gas Partners LP:
3.95% 6/1/25	3,918,000	3,682,920
4.5% 3/1/28	3,100,000	2,805,500
4.65% 7/1/26	9,376,000	8,766,560
4.75% 8/15/28	5,504,000	5,008,640
		1,067,085,882
TOTAL ENERGY		1,073,742,765
FINANCIALS - 16.5%
Banks - 6.5%
Bank of America Corp.:
2.299% 7/21/32 (c)	80,000,000	59,786,764
2.972% 2/4/33 (c)	17,500,000	13,680,644
3.3% 1/11/23	32,511,000	32,430,185
3.419% 12/20/28 (c)	23,187,000	20,587,713
3.5% 4/19/26	34,343,000	32,262,032
3.705% 4/24/28 (c)	58,915,000	53,609,028
3.864% 7/23/24 (c)	46,066,000	45,439,425
3.95% 4/21/25	19,377,000	18,682,760
4.183% 11/25/27	22,749,000	21,075,618
4.2% 8/26/24	24,032,000	23,638,090
4.25% 10/22/26	20,189,000	19,180,050
4.271% 7/23/29 (c)	2,000,000	1,823,591
4.376% 4/27/28 (c)	40,000,000	37,481,420
4.45% 3/3/26	3,182,000	3,066,198
5.015% 7/22/33 (c)	50,000,000	46,382,623
Barclays PLC:
2.852% 5/7/26 (c)	34,514,000	31,330,394
2.894% 11/24/32 (c)	13,572,000	9,812,022
4.375% 1/12/26	28,767,000	27,118,497
5.088% 6/20/30 (c)	35,020,000	30,445,034
5.2% 5/12/26	11,811,000	11,227,194
BNP Paribas SA 2.219% 6/9/26 (b)(c)	32,804,000	29,495,497
Citigroup, Inc.:
3.352% 4/24/25 (c)	23,697,000	22,852,559
3.785% 3/17/33 (c)	17,500,000	14,669,503
3.875% 3/26/25	35,450,000	34,034,742
4.3% 11/20/26	52,072,000	49,269,937
4.4% 6/10/25	11,010,000	10,700,919
4.412% 3/31/31 (c)	45,100,000	40,460,519
4.45% 9/29/27	69,500,000	64,334,346
4.91% 5/24/33 (c)	47,460,000	43,662,998
5.5% 9/13/25	42,579,000	42,512,696
Citizens Financial Group, Inc. 2.638% 9/30/32	35,537,000	25,909,060
Commonwealth Bank of Australia:
3.61% 9/12/34 (b)(c)	12,091,000	10,039,526
3.784% 3/14/32 (b)	10,165,000	8,100,907
Discover Bank 4.2% 8/8/23	259,000	257,402
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	5,620,000	5,544,126
HSBC Holdings PLC:
2.099% 6/4/26 (c)	25,000,000	22,386,729
3.973% 5/22/30 (c)	9,000,000	7,616,890
4.25% 3/14/24	10,444,000	10,223,195
4.95% 3/31/30	6,013,000	5,524,716
5.25% 3/14/44	2,847,000	2,306,877
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	21,002,000	19,575,035
5.71% 1/15/26 (b)	48,607,000	44,208,876
JPMorgan Chase & Co.:
2.95% 10/1/26	63,807,000	58,480,987
2.956% 5/13/31 (c)	18,323,000	14,513,577
2.963% 1/25/33 (c)	17,500,000	13,756,482
3.797% 7/23/24 (c)	12,224,000	12,056,905
3.875% 9/10/24	90,088,000	88,101,082
4.125% 12/15/26	146,208,000	137,964,343
4.203% 7/23/29 (c)	3,000,000	2,729,793
4.452% 12/5/29 (c)	46,000,000	42,101,659
4.586% 4/26/33 (c)	70,000,000	62,986,892
5.717% 9/14/33 (c)	75,200,000	71,112,469
NatWest Group PLC:
3.073% 5/22/28 (c)	20,149,000	17,314,868
5.125% 5/28/24	125,085,000	122,832,110
NatWest Markets PLC 2.375% 5/21/23 (b)	37,687,000	36,914,040
Rabobank Nederland 4.375% 8/4/25	36,518,000	34,894,364
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	25,589,000	21,339,190
Societe Generale:
1.038% 6/18/25 (b)(c)	55,000,000	50,735,202
1.488% 12/14/26 (b)(c)	40,199,000	34,021,416
3.337% 1/21/33 (b)(c)	17,500,000	13,070,929
Synchrony Bank:
5.4% 8/22/25	29,530,000	28,792,822
5.625% 8/23/27	26,739,000	25,598,353
Wells Fargo & Co.:
2.406% 10/30/25 (c)	19,840,000	18,521,407
3.526% 3/24/28 (c)	42,125,000	38,153,341
4.478% 4/4/31 (c)	60,800,000	55,613,760
Westpac Banking Corp. 4.11% 7/24/34 (c)	17,722,000	15,081,339
		2,069,433,667
Capital Markets - 4.3%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	27,065,000	25,991,224
4.25% 2/15/24	10,069,000	9,975,008
Ares Capital Corp.:
3.875% 1/15/26	54,729,000	49,792,908
4.2% 6/10/24	42,554,000	41,198,410
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	48,618,000	44,231,093
3.091% 5/14/32 (b)(c)	13,398,000	9,405,902
3.75% 3/26/25	24,390,000	22,720,574
3.8% 6/9/23	43,060,000	42,372,594
3.869% 1/12/29 (b)(c)	9,005,000	7,344,594
4.194% 4/1/31 (b)(c)	40,079,000	31,524,661
4.55% 4/17/26	5,038,000	4,635,050
6.537% 8/12/33 (b)(c)	30,000,000	26,962,461
Deutsche Bank AG 4.5% 4/1/25	67,655,000	62,913,633
Deutsche Bank AG New York Branch:
3.035% 5/28/32 (c)	4,469,000	3,202,738
3.3% 11/16/22	46,720,000	46,588,155
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	39,755,000	29,974,705
3.102% 2/24/33 (c)	47,500,000	37,727,095
3.2% 2/23/23	59,200,000	58,903,408
3.691% 6/5/28 (c)	21,000,000	18,988,715
3.75% 2/25/26	15,000,000	14,207,842
3.8% 3/15/30	67,720,000	58,717,494
4.25% 10/21/25	22,692,000	21,902,655
4.411% 4/23/39 (c)	3,000,000	2,485,698
5.15% 5/22/45	9,000,000	7,509,929
6.75% 10/1/37	30,816,000	30,713,799
Intercontinental Exchange, Inc. 3.75% 12/1/25	4,530,000	4,374,472
Moody's Corp.:
3.25% 1/15/28	10,681,000	9,655,973
3.25% 5/20/50	9,704,000	6,575,931
3.75% 3/24/25	21,924,000	21,279,902
4.875% 2/15/24	10,030,000	10,054,865
Morgan Stanley:
2.943% 1/21/33 (c)	17,500,000	13,834,857
3.125% 1/23/23	122,810,000	122,406,864
3.125% 7/27/26	24,646,000	22,694,376
3.622% 4/1/31 (c)	41,803,000	36,127,369
3.7% 10/23/24	15,967,000	15,562,310
3.737% 4/24/24 (c)	90,600,000	89,649,793
4.1% 5/22/23	4,810,000	4,794,079
4.21% 4/20/28 (c)	40,000,000	37,428,671
4.431% 1/23/30 (c)	54,318,000	49,932,412
4.875% 11/1/22	43,855,000	43,863,332
5% 11/24/25	102,478,000	101,161,624
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	25,500,000	24,607,274
State Street Corp. 2.901% 3/30/26 (c)	2,660,000	2,510,794
UBS Group AG:
1.494% 8/10/27 (b)(c)	24,731,000	20,775,983
4.125% 9/24/25 (b)	17,678,000	16,880,283
		1,364,161,509
Consumer Finance - 3.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	47,436,000	43,336,916
2.45% 10/29/26	17,295,000	14,590,178
2.875% 8/14/24	28,486,000	26,788,686
3% 10/29/28	18,114,000	14,526,806
3.3% 1/23/23	13,000,000	12,927,200
3.3% 1/30/32	19,378,000	14,573,576
4.125% 7/3/23	19,471,000	19,318,595
4.45% 4/3/26	15,328,000	14,299,473
4.875% 1/16/24	28,044,000	27,588,908
6.5% 7/15/25	15,770,000	15,741,541
Ally Financial, Inc.:
1.45% 10/2/23	9,655,000	9,320,250
3.05% 6/5/23	41,948,000	41,505,111
4.75% 6/9/27	60,000,000	55,354,649
5.125% 9/30/24	9,461,000	9,401,197
5.75% 11/20/25	16,947,000	16,436,820
5.8% 5/1/25	68,233,000	68,519,230
8% 11/1/31	11,577,000	12,136,833
Capital One Financial Corp.:
2.6% 5/11/23	31,704,000	31,336,311
2.636% 3/3/26 (c)	21,697,000	20,159,812
3.273% 3/1/30 (c)	32,130,000	26,864,929
3.65% 5/11/27	57,194,000	52,482,754
3.8% 1/31/28	29,870,000	26,991,969
4.985% 7/24/26 (c)	31,384,000	30,682,551
5.247% 7/26/30 (c)	40,470,000	37,685,731
Discover Financial Services:
3.85% 11/21/22	9,161,000	9,149,390
3.95% 11/6/24	41,289,000	40,241,162
4.1% 2/9/27	5,722,000	5,260,941
4.5% 1/30/26	23,106,000	21,913,144
Ford Motor Credit Co. LLC:
4.063% 11/1/24	79,422,000	74,549,460
5.584% 3/18/24	30,750,000	30,144,225
Synchrony Financial:
3.95% 12/1/27	37,530,000	32,554,495
4.25% 8/15/24	29,533,000	28,796,119
4.375% 3/19/24	24,886,000	24,439,743
5.15% 3/19/29	40,161,000	36,493,755
Toyota Motor Credit Corp.:
2.9% 3/30/23	32,287,000	32,043,637
3% 4/1/25	29,531,000	28,293,400
3.375% 4/1/30	9,583,000	8,558,558
		1,015,008,055
Diversified Financial Services - 1.1%
Blackstone Private Credit Fund:
4.7% 3/24/25	73,143,000	69,224,394
7.05% 9/29/25 (b)	39,080,000	38,591,320
Brixmor Operating Partnership LP:
3.85% 2/1/25	450,000	432,419
4.05% 7/1/30	22,047,000	18,573,355
4.125% 6/15/26	26,610,000	24,894,167
4.125% 5/15/29	24,028,000	20,884,569
Corebridge Financial, Inc.:
3.5% 4/4/25 (b)	9,337,000	8,869,590
3.65% 4/5/27 (b)	33,012,000	30,148,388
3.85% 4/5/29 (b)	13,061,000	11,511,168
3.9% 4/5/32 (b)	15,550,000	13,125,275
4.35% 4/5/42 (b)	3,537,000	2,721,234
4.4% 4/5/52 (b)	10,459,000	7,949,422
Equitable Holdings, Inc. 3.9% 4/20/23	3,067,000	3,050,868
Jackson Financial, Inc.:
5.17% 6/8/27	14,655,000	14,109,629
5.67% 6/8/32	31,874,000	29,146,240
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	29,300,000	28,681,770
Pine Street Trust I 4.572% 2/15/29 (b)	27,943,000	25,732,110
Pine Street Trust II 5.568% 2/15/49 (b)	29,500,000	26,264,925
		373,910,843
Insurance - 1.4%
AFLAC, Inc. 3.6% 4/1/30	9,937,000	8,942,972
AIA Group Ltd.:
3.2% 9/16/40 (b)	15,222,000	11,362,564
3.375% 4/7/30 (b)	30,867,000	27,412,359
American International Group, Inc. 2.5% 6/30/25	50,600,000	47,210,121
Aon PLC 4% 11/27/23	13,880,000	13,784,701
Five Corners Funding Trust II 2.85% 5/15/30 (b)	48,444,000	39,874,860
Liberty Mutual Group, Inc.:
3.951% 10/15/50 (b)	4,626,000	3,112,466
4.25% 6/15/23 (b)	2,019,000	2,000,120
4.569% 2/1/29 (b)	27,600,000	25,421,514
Lincoln National Corp. 3.4% 1/15/31	34,132,000	28,513,433
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	19,688,000	18,699,879
4.75% 3/15/39	9,035,000	8,124,882
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	20,812,000	13,824,449
Metropolitan Life Global Funding I 3% 1/10/23 (b)	223,000	222,186
New York Life Insurance Co. 3.75% 5/15/50 (b)	7,429,000	5,492,956
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (b)	2,000	1,981
Pacific LifeCorp 5.125% 1/30/43 (b)	15,610,000	14,012,343
Progressive Corp. 3.2% 3/26/30	3,815,000	3,351,625
Prudential Financial, Inc. 6% 9/1/52 (c)	55,017,000	51,363,809
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	11,400,000	9,975,000
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (b)	16,941,000	11,548,568
4.9% 9/15/44 (b)	29,277,000	25,655,082
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	8,401,000	8,181,661
Unum Group:
3.875% 11/5/25	16,863,000	16,133,830
4% 6/15/29	21,076,000	18,696,862
5.75% 8/15/42	29,395,000	25,462,150
		438,382,373
TOTAL FINANCIALS		5,260,896,447
HEALTH CARE - 1.8%
Biotechnology - 0.2%
AbbVie, Inc. 3.2% 11/21/29	17,500,000	15,320,780
Amgen, Inc. 1.65% 8/15/28	65,000,000	53,599,874
		68,920,654
Health Care Providers & Services - 1.1%
Centene Corp.:
2.45% 7/15/28	32,380,000	26,364,444
2.625% 8/1/31	15,205,000	11,481,448
3.375% 2/15/30	17,480,000	14,289,900
4.25% 12/15/27	19,645,000	17,969,282
4.625% 12/15/29	30,530,000	27,434,258
Cigna Corp.:
3.05% 10/15/27	67,800,000	60,758,655
4.375% 10/15/28	29,050,000	27,430,365
4.8% 8/15/38	18,087,000	16,027,462
4.8% 7/15/46	9,700,000	8,302,335
4.9% 12/15/48	18,071,000	15,604,591
CVS Health Corp.:
3% 8/15/26	2,965,000	2,735,597
3.625% 4/1/27	7,479,000	6,994,933
3.875% 7/20/25	20,803,000	20,176,014
HCA Holdings, Inc.:
3.5% 9/1/30	18,350,000	15,151,962
3.625% 3/15/32 (b)	4,185,000	3,385,820
5.625% 9/1/28	19,094,000	18,204,761
5.875% 2/1/29	21,003,000	20,423,007
Humana, Inc. 3.7% 3/23/29	12,046,000	10,802,266
Sabra Health Care LP:
3.2% 12/1/31	39,949,000	29,347,010
3.9% 10/15/29	10,094,000	8,236,560
Toledo Hospital 5.325% 11/15/28	9,969,000	6,978,300
		368,098,970
Pharmaceuticals - 0.5%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	63,993,000	61,244,467
Elanco Animal Health, Inc.:
5.772% 8/28/23	15,106,000	14,864,304
6.4% 8/28/28 (c)	6,362,000	5,616,310
Mylan NV 4.55% 4/15/28	6,911,000	6,104,406
Utah Acquisition Sub, Inc. 3.95% 6/15/26	12,375,000	11,282,073
Viatris, Inc.:
1.65% 6/22/25	4,370,000	3,884,884
2.7% 6/22/30	39,716,000	29,509,560
3.85% 6/22/40	9,677,000	6,033,186
4% 6/22/50	16,712,000	10,003,663
Zoetis, Inc. 3.25% 2/1/23	2,327,000	2,314,559
		150,857,412
TOTAL HEALTH CARE		587,877,036
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.1%
BAE Systems PLC 3.4% 4/15/30 (b)	9,575,000	8,292,341
The Boeing Co.:
5.805% 5/1/50	29,870,000	25,956,786
5.93% 5/1/60	12,640,000	10,812,354
		45,061,481
Industrial Conglomerates - 0.0%
3M Co.:
2.65% 4/15/25	1,885,000	1,775,467
3.05% 4/15/30	1,519,000	1,291,330
3.7% 4/15/50	1,875,000	1,363,460
		4,430,257
Machinery - 0.3%
Daimler Trucks Finance North America LLC:
1.125% 12/14/23 (b)	30,000,000	28,568,157
1.625% 12/13/24 (b)	28,773,000	26,535,590
2% 12/14/26 (b)	30,000,000	25,815,977
Deere & Co.:
2.75% 4/15/25	3,746,000	3,577,261
3.1% 4/15/30	9,897,000	8,806,782
		93,303,767
Professional Services - 0.1%
Leidos, Inc.:
2.95% 5/15/23	16,357,000	16,157,772
3.625% 5/15/25	12,349,000	11,834,777
Thomson Reuters Corp. 3.85% 9/29/24	3,021,000	2,933,371
		30,925,920
Road & Rail - 0.0%
CSX Corp. 3.8% 4/15/50	5,875,000	4,435,204
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23	6,049,000	5,998,034
3% 9/15/23	4,193,000	4,090,131
3.375% 7/1/25	28,656,000	26,699,813
3.875% 7/3/23	1,190,000	1,179,803
4.25% 2/1/24	28,366,000	27,921,548
4.25% 9/15/24	16,843,000	16,384,412
		82,273,741
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	10,113,000	9,566,845
4.375% 5/1/26 (b)	21,306,000	19,059,174
5.25% 5/15/24 (b)	21,769,000	21,121,362
		49,747,381
TOTAL INDUSTRIALS		310,177,751
INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment & Components - 0.2%
Dell International LLC/EMC Corp.:
5.3% 10/1/29	11,000,000	10,249,140
5.45% 6/15/23	5,972,000	5,987,408
5.85% 7/15/25	5,417,000	5,458,607
6.02% 6/15/26	7,709,000	7,740,051
6.1% 7/15/27	9,944,000	10,023,608
6.2% 7/15/30	8,607,000	8,376,526
		47,835,340
IT Services - 0.0%
MasterCard, Inc.:
3.3% 3/26/27	3,028,000	2,844,121
3.35% 3/26/30	4,213,000	3,797,324
		6,641,445
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28 (b)	7,184,000	5,886,565
2.45% 2/15/31 (b)	61,131,000	46,070,712
2.6% 2/15/33 (b)	61,131,000	43,661,103
3.5% 2/15/41 (b)	49,365,000	33,310,014
3.75% 2/15/51 (b)	23,167,000	15,192,681
		144,121,075
Software - 0.3%
Oracle Corp.:
2.5% 4/1/25	24,552,000	22,878,997
2.8% 4/1/27	24,552,000	21,668,304
2.95% 4/1/30	24,600,000	19,829,228
3.6% 4/1/40	24,550,000	16,662,280
3.6% 4/1/50	24,550,000	15,360,995
3.85% 4/1/60	24,600,000	14,870,819
		111,270,623
TOTAL INFORMATION TECHNOLOGY		309,868,483
MATERIALS - 0.0%
Chemicals - 0.0%
The Dow Chemical Co. 4.55% 11/30/25	13,459,000	13,249,040
REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	19,486,000	14,319,470
4.9% 12/15/30	17,745,000	16,785,366
American Homes 4 Rent LP:
2.375% 7/15/31	3,169,000	2,389,371
3.625% 4/15/32	14,296,000	11,790,846
4.3% 4/15/52	9,909,000	7,262,093
Boston Properties, Inc.:
3.25% 1/30/31	16,564,000	13,477,669
4.5% 12/1/28	18,628,000	17,141,578
Corporate Office Properties LP:
2% 1/15/29	2,896,000	2,179,918
2.25% 3/15/26	7,272,000	6,373,633
2.75% 4/15/31	7,105,000	5,223,457
Duke Realty LP 3.25% 6/30/26	2,124,000	1,959,970
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	6,066,000	4,967,875
3.5% 8/1/26	6,318,000	5,820,948
Healthpeak Properties, Inc.:
3.25% 7/15/26	2,733,000	2,545,366
3.4% 2/1/25	912,000	873,708
3.5% 7/15/29	3,125,000	2,745,513
Hudson Pacific Properties LP 4.65% 4/1/29	37,205,000	33,053,424
Invitation Homes Operating Partnership LP 4.15% 4/15/32	21,143,000	17,867,189
Kite Realty Group Trust:
4% 3/15/25	27,373,000	25,879,312
4.75% 9/15/30	42,235,000	36,709,495
LXP Industrial Trust (REIT):
2.7% 9/15/30	7,890,000	6,070,056
4.4% 6/15/24	8,117,000	7,929,735
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	26,948,000	19,142,783
3.375% 2/1/31	14,471,000	11,032,597
3.625% 10/1/29	26,970,000	21,950,169
4.375% 8/1/23	7,048,000	7,015,088
4.5% 1/15/25	12,446,000	12,128,556
4.5% 4/1/27	86,567,000	80,289,691
4.75% 1/15/28	28,933,000	26,524,729
4.95% 4/1/24	6,427,000	6,354,802
5.25% 1/15/26	28,200,000	27,291,316
Piedmont Operating Partnership LP 2.75% 4/1/32	6,300,000	4,484,894
Realty Income Corp.:
2.2% 6/15/28	3,445,000	2,902,002
2.85% 12/15/32	4,238,000	3,392,291
3.25% 1/15/31	4,502,000	3,841,707
3.4% 1/15/28	7,083,000	6,436,273
Regency Centers LP 3.7% 6/15/30	25,000,000	21,501,996
Retail Opportunity Investments Partnership LP:
4% 12/15/24	4,615,000	4,415,175
5% 12/15/23	3,475,000	3,439,277
Simon Property Group LP 2.65% 2/1/32	30,000,000	23,414,944
SITE Centers Corp.:
3.625% 2/1/25	10,990,000	10,388,285
4.25% 2/1/26	15,247,000	14,383,667
Store Capital Corp.:
2.75% 11/18/30	8,515,000	7,506,467
4.625% 3/15/29	8,847,000	8,457,936
Sun Communities Operating LP:
2.3% 11/1/28	7,110,000	5,706,474
2.7% 7/15/31	18,176,000	13,737,176
Ventas Realty LP:
2.5% 9/1/31	53,031,000	41,021,135
3% 1/15/30	35,454,000	29,436,824
3.5% 2/1/25	7,488,000	7,149,346
3.75% 5/1/24	7,900,000	7,717,023
4% 3/1/28	10,351,000	9,474,087
4.125% 1/15/26	7,649,000	7,319,359
4.375% 2/1/45	3,802,000	2,936,999
4.75% 11/15/30	41,973,000	38,656,482
VICI Properties LP:
4.375% 5/15/25	3,704,000	3,526,727
4.75% 2/15/28	29,291,000	26,933,326
4.95% 2/15/30	38,231,000	34,549,928
5.125% 5/15/32	10,549,000	9,350,630
Vornado Realty LP 2.15% 6/1/26	7,918,000	6,626,425
Welltower, Inc. 4% 6/1/25	4,568,000	4,378,404
WP Carey, Inc.:
3.85% 7/15/29	6,097,000	5,378,359
4% 2/1/25	26,847,000	25,967,061
4.6% 4/1/24	14,578,000	14,442,180
		863,968,582
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP:
3.95% 2/15/23	26,303,000	26,170,544
3.95% 11/15/27	20,195,000	17,773,547
4.1% 10/1/24	23,803,000	22,966,033
4.55% 10/1/29	27,295,000	24,323,545
CBRE Group, Inc.:
2.5% 4/1/31	23,518,000	17,895,260
4.875% 3/1/26	19,900,000	19,631,961
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,172,670
Mid-America Apartments LP 4% 11/15/25	3,541,000	3,422,129
Tanger Properties LP:
2.75% 9/1/31	18,732,000	13,297,086
3.125% 9/1/26	16,602,000	14,866,020
3.875% 7/15/27	28,881,000	25,981,491
		191,500,286
TOTAL REAL ESTATE		1,055,468,868
UTILITIES - 1.6%
Electric Utilities - 0.7%
Alabama Power Co. 3.05% 3/15/32	29,471,000	24,965,162
Cleco Corporate Holdings LLC:
3.375% 9/15/29	15,724,000	13,216,530
3.743% 5/1/26	60,730,000	56,563,209
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128,000	1,112,820
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	10,574,000	8,106,207
2.775% 1/7/32 (b)	19,219,000	14,704,170
Eversource Energy 2.8% 5/1/23	435,000	430,474
Exelon Corp.:
2.75% 3/15/27 (b)	6,523,000	5,844,220
3.35% 3/15/32 (b)	7,920,000	6,639,427
4.05% 4/15/30	7,291,000	6,608,243
4.1% 3/15/52 (b)	5,867,000	4,526,586
4.7% 4/15/50	3,246,000	2,714,605
FirstEnergy Corp. 7.375% 11/15/31	56,726,000	62,330,529
IPALCO Enterprises, Inc. 3.7% 9/1/24	9,552,000	9,162,355
		216,924,537
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	6,680,701	6,688,217
Independent Power and Renewable Electricity Producers - 0.4%
Emera U.S. Finance LP 3.55% 6/15/26	6,732,000	6,251,906
The AES Corp.:
1.375% 1/15/26	30,500,000	26,273,114
2.45% 1/15/31	28,885,000	22,097,206
3.3% 7/15/25 (b)	37,234,000	34,334,588
3.95% 7/15/30 (b)	42,717,000	36,578,567
		125,535,381
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30	4,149,000	3,731,559
4.05% 4/15/25	53,700,000	52,787,328
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	3,290,000	2,890,564
3.95% 4/1/50	5,775,000	4,441,523
NiSource, Inc. 2.95% 9/1/29	40,740,000	34,385,924
Puget Energy, Inc.:
4.1% 6/15/30	25,767,000	22,705,130
4.224% 3/15/32	27,319,000	23,580,593
Sempra Energy 6% 10/15/39	5,386,000	5,230,154
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 5.0176% 5/15/67 (c)(d)	12,629,000	10,482,070
		160,234,845
TOTAL UTILITIES		509,382,980
TOTAL NONCONVERTIBLE BONDS (Cost $12,471,620,020)		10,887,726,584

U.S. Treasury Obligations - 34.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	896,321,000	612,824,473
1.875% 11/15/51	120,053,000	79,389,736
2% 11/15/41 (e)(f)	2,400,000	1,717,687
2% 8/15/51	1,412,404,000	964,738,146
2.375% 2/15/42	95,700,000	73,315,177
2.875% 5/15/52	556,400,000	466,593,563
3% 2/15/49	794,760,000	678,029,625
3.25% 5/15/42 (e)(f)(g)	22,470,000	19,942,125
3.375% 8/15/42 (h)	485,600,000	439,847,375
U.S. Treasury Notes:
1.25% 12/31/26	1,000,000,000	888,242,190
1.25% 4/30/28	2,172,413,000	1,869,038,887
1.5% 11/30/28	800,000,000	689,531,248
1.625% 5/15/26	708,147,900	647,263,780
1.875% 2/28/27	570,000,000	519,100,778
2% 5/31/24	191,790,000	184,710,252
2.125% 7/31/24	245,203,000	235,902,526
2.125% 11/30/24	264,890,000	253,197,591
2.375% 3/31/29	504,000,000	456,356,250
2.625% 7/31/29	273,317,000	251,152,700
2.75% 8/15/32 (h)	989,467,000	904,743,888
2.875% 5/15/32	912,142,000	843,303,783
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,990,906,954)		11,078,941,780

U.S. Government Agency - Mortgage Securities - 28.6%
	Principal Amount (a)	Value ($)
Fannie Mae - 5.0%
12 month U.S. LIBOR + 1.390% 2.455% 5/1/33 (c)(d)	1,937	1,942
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (c)(d)	17,647	17,739
12 month U.S. LIBOR + 1.460% 1.853% 1/1/35 (c)(d)	18,710	18,873
12 month U.S. LIBOR + 1.480% 3.787% 7/1/34 (c)(d)	5,718	5,809
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (c)(d)	34,477	35,268
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (c)(d)	18,450	18,623
12 month U.S. LIBOR + 1.620% 2.245% 3/1/33 (c)(d)	25,918	26,133
12 month U.S. LIBOR + 1.620% 3.871% 5/1/35 (c)(d)	36,286	36,895
12 month U.S. LIBOR + 1.630% 1.815% 9/1/36 (c)(d)	17,177	17,500
12 month U.S. LIBOR + 1.630% 2.884% 11/1/36 (c)(d)	125,019	126,907
12 month U.S. LIBOR + 1.630% 3.466% 7/1/35 (c)(d)	78,379	79,847
12 month U.S. LIBOR + 1.640% 1.895% 6/1/47 (c)(d)	26,568	27,223
12 month U.S. LIBOR + 1.640% 3.274% 5/1/36 (c)(d)	31,069	31,644
12 month U.S. LIBOR + 1.680% 2.765% 7/1/43 (c)(d)	339,920	346,104
12 month U.S. LIBOR + 1.700% 3.184% 6/1/42 (c)(d)	38,133	38,923
12 month U.S. LIBOR + 1.710% 2.748% 3/1/36 (c)(d)	61,985	63,133
12 month U.S. LIBOR + 1.730% 2.017% 3/1/40 (c)(d)	37,814	38,395
12 month U.S. LIBOR + 1.730% 3.105% 5/1/36 (c)(d)	76,431	77,976
12 month U.S. LIBOR + 1.730% 3.441% 5/1/36 (c)(d)	29,745	30,429
12 month U.S. LIBOR + 1.750% 2.434% 7/1/35 (c)(d)	24,324	24,627
12 month U.S. LIBOR + 1.750% 4% 8/1/41 (c)(d)	53,472	54,736
12 month U.S. LIBOR + 1.800% 2.055% 1/1/42 (c)(d)	79,804	81,136
12 month U.S. LIBOR + 1.800% 2.778% 12/1/40 (c)(d)	1,104,539	1,130,103
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (c)(d)	23,333	23,899
12 month U.S. LIBOR + 1.810% 2.06% 12/1/39 (c)(d)	30,116	30,589
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (c)(d)	12,678	12,988
12 month U.S. LIBOR + 1.810% 2.304% 2/1/42 (c)(d)	47,074	47,871
12 month U.S. LIBOR + 1.810% 4% 7/1/41 (c)(d)	27,731	28,500
12 month U.S. LIBOR + 1.820% 2.293% 2/1/35 (c)(d)	49,941	50,627
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (c)(d)	12,060	12,032
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (c)(d)	82,329	84,671
6 month U.S. LIBOR + 1.310% 2.438% 5/1/34 (c)(d)	47,453	47,891
6 month U.S. LIBOR + 1.420% 2.571% 9/1/33 (c)(d)	81,322	81,665
6 month U.S. LIBOR + 1.500% 2.736% 1/1/35 (c)(d)	57,601	58,514
6 month U.S. LIBOR + 1.510% 3.523% 2/1/33 (c)(d)	203	208
6 month U.S. LIBOR + 1.530% 2.438% 3/1/35 (c)(d)	30,135	30,572
6 month U.S. LIBOR + 1.530% 2.785% 12/1/34 (c)(d)	20,081	20,353
6 month U.S. LIBOR + 1.550% 2.76% 10/1/33 (c)(d)	3,187	3,270
6 month U.S. LIBOR + 1.560% 3.64% 7/1/35 (c)(d)	5,492	5,667
6 month U.S. LIBOR + 1.740% 2.865% 12/1/34 (c)(d)	1,002	1,026
6 month U.S. LIBOR + 1.960% 2.641% 9/1/35 (c)(d)	7,855	8,068
6 month U.S. LIBOR + 2.500% 3.75% 3/1/36 (c)(d)	48,220	50,009
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (c)(d)	18,059	18,599
U.S. TREASURY 1 YEAR INDEX + 2.220% 2.466% 8/1/36 (c)(d)	98,135	101,655
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (c)(d)	43,196	44,836
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.465% 10/1/33 (c)(d)	36,980	38,322
U.S. TREASURY 1 YEAR INDEX + 2.420% 2.921% 5/1/35 (c)(d)	22,549	23,393
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.505% 7/1/34 (c)(d)	40,421	41,813
1.5% 1/1/36 to 10/1/51 (g)(i)	63,923,184	52,527,726
2% 10/1/35 to 3/1/52	443,628,622	363,044,847
2.5% 9/1/29 to 3/1/52	490,691,994	418,158,636
3% 12/1/28 to 3/1/52 (f)(g)	280,010,970	248,094,076
3.25% 12/1/41	19,039	17,687
3.4% 7/1/42 to 9/1/42	360,124	336,073
3.5% 10/1/33 to 4/1/52 (e)(g)	209,792,890	191,195,383
3.65% 5/1/42 to 8/1/42	108,090	102,073
3.9% 4/1/42	29,631	28,323
4% 3/1/36 to 11/1/49	135,661,000	128,841,428
4.25% 11/1/41	59,657	57,947
4.5% to 4.5% 6/1/24 to 7/1/52	111,719,441	108,602,805
5% 11/1/22 to 9/1/52	50,510,302	50,068,492
5.255% 8/1/41 (c)	823,890	825,981
5.5% 12/1/23 to 5/1/49	8,640,908	8,738,181
6% to 6% 9/1/29 to 1/1/42	9,860,355	10,252,052
6.5% 7/1/23 to 4/1/37	499,026	517,477
6.651% 2/1/39 (c)	479,498	491,602
7% to 7% 4/1/23 to 7/1/37	505,232	528,338
7.5% to 7.5% 6/1/25 to 11/1/31	377,211	395,358
8% 3/1/37	9,140	10,040
TOTAL FANNIE MAE		1,586,031,528
Freddie Mac - 4.8%
12 month U.S. LIBOR + 1.320% 1.575% 1/1/36 (c)(d)	16,114	16,044
12 month U.S. LIBOR + 1.370% 1.87% 3/1/36 (c)(d)	70,231	70,366
12 month U.S. LIBOR + 1.500% 1.824% 3/1/36 (c)(d)	40,801	40,942
12 month U.S. LIBOR + 1.750% 2% 12/1/40 (c)(d)	492,087	497,747
12 month U.S. LIBOR + 1.750% 2.992% 9/1/41 (c)(d)	185,797	189,369
12 month U.S. LIBOR + 1.750% 4% 7/1/41 (c)(d)	106,179	108,422
12 month U.S. LIBOR + 1.800% 3.618% 5/1/35 (c)(d)	83,719	85,387
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (c)(d)	27,444	27,980
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (c)(d)	4,780	4,869
12 month U.S. LIBOR + 1.880% 3.625% 9/1/41 (c)(d)	18,922	19,300
12 month U.S. LIBOR + 1.900% 3.688% 10/1/42 (c)(d)	71,402	73,016
12 month U.S. LIBOR + 1.910% 3.219% 5/1/41 (c)(d)	37,650	38,373
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (c)(d)	39,371	40,249
12 month U.S. LIBOR + 1.910% 3.775% 6/1/41 (c)(d)	49,204	50,358
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (c)(d)	12,479	12,811
12 month U.S. LIBOR + 2.020% 2.93% 4/1/38 (c)(d)	23,671	24,024
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (c)(d)	524	530
12 month U.S. LIBOR + 2.040% 4.265% 7/1/36 (c)(d)	36,122	37,075
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (c)(d)	54,023	55,243
6 month U.S. LIBOR + 1.120% 2.424% 8/1/37 (c)(d)	24,681	24,642
6 month U.S. LIBOR + 1.580% 3.08% 12/1/35 (c)(d)	1,151	1,184
6 month U.S. LIBOR + 1.650% 2.447% 4/1/35 (c)(d)	62,660	64,330
6 month U.S. LIBOR + 1.880% 2.79% 10/1/36 (c)(d)	68,344	69,672
6 month U.S. LIBOR + 1.990% 3% 10/1/35 (c)(d)	33,240	33,930
6 month U.S. LIBOR + 2.020% 3.604% 6/1/37 (c)(d)	16,378	17,009
6 month U.S. LIBOR + 2.680% 3.66% 10/1/35 (c)(d)	32,475	34,088
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.86% 6/1/33 (c)(d)	50,770	51,851
U.S. TREASURY 1 YEAR INDEX + 2.240% 2.372% 1/1/35 (c)(d)	3,844	3,956
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.227% 6/1/33 (c)(d)	102,027	104,524
U.S. TREASURY 1 YEAR INDEX + 2.430% 3.402% 3/1/35 (c)(d)	203,217	210,533
1.5% 7/1/35 to 10/1/51	43,007,532	34,733,955
2% 4/1/41 to 4/1/52 (g)	434,922,889	354,954,562
2.5% 10/1/29 to 1/1/52 (g)	396,107,547	338,706,204
3% 6/1/31 to 3/1/52	361,477,581	320,681,270
3.5% 12/1/29 to 3/1/52 (e)(g)	287,676,351	264,415,982
4% 1/1/36 to 8/1/52 (f)(g)	155,942,066	147,696,839
4% 4/1/48	28,513	26,817
4.5% 6/1/25 to 12/1/48	37,599,351	36,782,234
5% 8/1/33 to 9/1/52	23,670,739	23,551,897
6% 1/1/23 to 12/1/37	932,475	966,932
6.5% 5/1/26 to 9/1/39	1,445,189	1,529,576
7% 3/1/26 to 9/1/36	353,310	373,402
7.5% 7/1/26 to 6/1/32	82,306	86,702
8% 7/1/24 to 4/1/32	13,155	13,882
8.5% 12/1/22 to 1/1/28	5,609	5,885
TOTAL FREDDIE MAC		1,526,533,963
Ginnie Mae - 8.1%
3% 5/15/42 to 7/20/51	72,236,873	64,356,814
3.5% 9/20/40 to 5/20/50	63,706,156	59,054,118
4% 7/15/39 to 6/20/49 (f)	102,490,114	97,203,028
4.5% 6/20/33 to 8/15/41	28,500,329	28,013,329
5.5% 7/15/33 to 9/15/39	1,029,715	1,052,612
6% to 6% 10/15/30 to 5/15/40	986,434	1,029,114
7% to 7% 11/15/22 to 3/15/33	983,424	1,025,184
7.5% to 7.5% 11/15/22 to 9/15/31	139,687	144,483
8% 12/15/23 to 11/15/29	19,528	20,179
8.5% 11/15/27 to 11/15/31	26,808	28,555
2% 10/20/50 to 4/20/51	39,493,090	33,109,236
2% 10/1/52 (i)	13,750,000	11,446,457
2% 10/1/52 (i)	3,250,000	2,705,526
2% 10/1/52 (i)	63,650,000	52,986,690
2% 10/1/52 (i)	23,600,000	19,646,283
2% 10/1/52 (i)	113,300,000	94,318,806
2% 10/1/52 (i)	56,650,000	47,159,403
2% 10/1/52 (i)	39,650,000	33,007,420
2% 10/1/52 (i)	49,450,000	41,165,622
2% 10/1/52 (i)	18,950,000	15,775,299
2% 10/1/52 (i)	104,650,000	87,117,944
2% 10/1/52 (i)	34,350,000	28,595,331
2% 10/1/52 (i)	6,850,000	5,702,417
2% 10/1/52 (i)	6,900,000	5,744,040
2% 11/1/52 (i)	63,650,000	52,981,713
2% 11/1/52 (i)	63,650,000	52,981,713
2% 11/1/52 (i)	58,100,000	48,361,940
2% 11/1/52 (i)	57,950,000	48,237,082
2% 11/1/52 (i)	59,900,000	49,860,245
2% 11/1/52 (i)	35,900,000	29,882,851
2% 11/1/52 (i)	58,100,000	48,361,940
2% 12/1/52 (i)	179,800,000	149,692,076
2.5% 7/20/51	33,194,312	28,663,043
2.5% 10/1/52 (i)	37,050,000	31,815,646
2.5% 10/1/52 (i)	24,850,000	21,339,239
2.5% 10/1/52 (i)	132,200,000	113,523,035
2.5% 10/1/52 (i)	66,150,000	56,804,454
2.5% 10/1/52 (i)	36,550,000	31,386,285
2.5% 10/1/52 (i)	39,450,000	33,876,579
2.5% 11/1/52 (i)	61,400,000	52,715,928
2.5% 11/1/52 (i)	37,050,000	31,809,855
2.5% 11/1/52 (i)	37,050,000	31,809,855
2.5% 11/1/52 (i)	74,100,000	63,619,711
2.5% 11/1/52 (i)	48,000,000	41,211,149
2.5% 11/1/52 (i)	48,000,000	41,211,149
2.5% 11/1/52 (i)	36,400,000	31,251,788
2.5% 12/1/52 (i)	187,300,000	160,809,337
3% 10/1/52 (i)	48,400,000	42,723,871
3% 10/1/52 (i)	45,700,000	40,340,514
3% 10/1/52 (i)	42,100,000	37,162,706
3% 10/1/52 (i)	25,200,000	22,244,660
3% 10/1/52 (i)	42,000,000	37,074,433
3% 10/1/52 (i)	48,850,000	43,121,097
3% 10/1/52 (i)	21,900,000	19,331,669
3% 11/1/52 (i)	45,700,000	40,315,525
3% 11/1/52 (i)	45,700,000	40,315,525
3% 11/1/52 (i)	37,700,000	33,258,103
3% 11/1/52 (i)	52,800,000	46,578,988
3% 12/1/52 (i)	37,850,000	33,378,602
3.5% 10/1/52 (i)	86,850,000	78,903,077
3.5% 10/1/52 (i)	11,100,000	10,084,331
3.5% 11/1/52 (i)	53,700,000	48,748,602
4.5% 10/1/52 (i)	12,900,000	12,331,671
4.5% 10/1/52 (i)	12,500,000	11,949,294
5% 12/15/32 to 4/20/48	12,364,470	12,386,804
6.5% 3/20/31 to 6/15/37	135,999	142,710
TOTAL GINNIE MAE		2,593,006,685
Uniform Mortgage Backed Securities - 10.7%
1.5% 10/1/37 (i)	22,800,000	19,528,107
1.5% 10/1/37 (i)	17,150,000	14,688,905
1.5% 10/1/37 (i)	30,450,000	26,080,300
1.5% 10/1/37 (i)	10,500,000	8,993,207
1.5% 10/1/37 (i)	7,000,000	5,995,471
1.5% 10/1/37 (i)	7,000,000	5,995,471
1.5% 10/1/37 (i)	14,100,000	12,076,592
1.5% 10/1/37 (i)	3,700,000	3,169,035
1.5% 11/1/37 (i)	53,650,000	45,955,200
1.5% 11/1/37 (i)	14,450,000	12,377,496
1.5% 11/1/37 (i)	18,550,000	15,889,450
1.5% 10/1/52 (i)	79,500,000	60,887,063
1.5% 10/1/52 (i)	23,850,000	18,266,119
1.5% 10/1/52 (i)	48,850,000	37,412,994
1.5% 10/1/52 (i)	17,775,000	13,613,428
1.5% 10/1/52 (i)	48,850,000	37,412,994
1.5% 11/1/52 (i)	133,950,000	102,594,194
2% 10/1/37 (i)	34,550,000	30,409,936
2% 10/1/37 (i)	17,300,000	15,226,972
2% 10/1/37 (i)	17,350,000	15,270,981
2% 10/1/37 (i)	43,900,000	38,639,542
2% 10/1/37 (i)	42,800,000	37,671,353
2% 10/1/37 (i)	17,125,000	15,072,942
2% 10/1/37 (i)	24,750,000	21,784,252
2% 10/1/37 (i)	13,500,000	11,882,319
2% 10/1/37 (i)	22,275,000	19,605,827
2% 10/1/37 (i)	20,650,000	18,175,548
2% 11/1/37 (i)	68,650,000	60,423,794
2% 11/1/37 (i)	18,050,000	15,887,101
2% 11/1/37 (i)	42,850,000	37,715,362
2% 11/1/37 (i)	17,150,000	15,094,946
2% 11/1/37 (i)	16,650,000	14,654,860
2% 11/1/37 (i)	25,000,000	22,004,295
2% 11/1/37 (i)	78,050,000	68,697,409
2% 10/1/52 (i)	24,750,000	20,026,618
2% 10/1/52 (i)	24,550,000	19,864,787
2% 10/1/52 (i)	93,500,000	75,656,114
2% 10/1/52 (i)	65,000,000	52,595,160
2% 10/1/52 (i)	97,600,000	78,973,655
2% 10/1/52 (i)	66,950,000	54,173,014
2% 10/1/52 (i)	31,650,000	25,609,797
2% 10/1/52 (i)	12,950,000	10,478,574
2% 10/1/52 (i)	50,675,000	41,003,996
2% 10/1/52 (i)	38,900,000	31,476,180
2% 10/1/52 (i)	9,950,000	8,051,105
2% 10/1/52 (i)	20,825,000	16,850,680
2% 10/1/52 (i)	29,100,000	23,546,448
2% 10/1/52 (i)	14,600,000	11,813,682
2% 10/1/52 (i)	9,700,000	7,848,816
2% 10/1/52 (i)	1,150,000	930,530
2% 10/1/52 (i)	28,975,000	23,445,304
2% 10/1/52 (i)	38,150,000	30,869,313
2% 11/1/52 (i)	102,050,000	82,570,410
2% 11/1/52 (i)	95,500,000	77,270,693
2% 11/1/52 (i)	65,300,000	52,835,353
2% 11/1/52 (i)	63,250,000	51,176,663
2% 11/1/52 (i)	50,900,000	41,184,065
2% 11/1/52 (i)	75,600,000	61,169,260
2% 11/1/52 (i)	65,300,000	52,835,353
2.5% 10/1/37 (i)	23,700,000	21,446,649
2.5% 10/1/37 (i)	6,900,000	6,243,961
2.5% 10/1/37 (i)	27,700,000	25,066,336
2.5% 10/1/37 (i)	13,200,000	11,944,969
2.5% 10/1/37 (i)	13,200,000	11,944,969
2.5% 11/1/37 (i)	33,450,000	30,240,891
2.5% 11/1/37 (i)	25,400,000	22,963,188
2.5% 11/1/37 (i)	16,150,000	14,600,609
2.5% 10/1/52 (i)	32,300,000	27,104,241
2.5% 10/1/52 (i)	71,850,000	60,292,252
2.5% 10/1/52 (i)	37,950,000	31,845,386
2.5% 10/1/52 (i)	30,650,000	25,719,659
2.5% 10/1/52 (i)	37,950,000	31,845,386
2.5% 10/1/52 (i)	63,600,000	53,369,342
2.5% 10/1/52 (i)	42,300,000	35,495,647
2.5% 10/1/52 (i)	31,100,000	26,097,273
2.5% 11/1/52 (i)	64,000,000	53,692,499
2.5% 11/1/52 (i)	31,100,000	26,091,199
2.5% 11/1/52 (i)	31,100,000	26,091,199
2.5% 11/1/52 (i)	98,750,000	82,845,848
3% 10/1/37 (i)	13,000,000	12,061,559
3% 10/1/52 (i)	6,200,000	5,390,125
3% 10/1/52 (i)	1,000,000	869,375
3% 10/1/52 (i)	19,500,000	16,952,813
3% 10/1/52 (i)	19,200,000	16,692,000
3% 10/1/52 (i)	9,600,000	8,346,000
3% 10/1/52 (i)	9,700,000	8,432,938
3% 10/1/52 (i)	1,150,000	999,781
3% 10/1/52 (i)	6,800,000	5,911,750
3% 10/1/52 (i)	18,300,000	15,909,563
3% 10/1/52 (i)	900,000	782,438
3% 10/1/52 (i)	900,000	782,438
3% 10/1/52 (i)	1,100,000	956,313
3% 10/1/52 (i)	7,400,000	6,433,375
3% 10/1/52 (i)	19,000,000	16,518,125
3% 10/1/52 (i)	9,900,000	8,606,813
3% 10/1/52 (i)	11,700,000	10,171,688
3% 11/1/52 (i)	44,000,000	38,231,873
3% 11/1/52 (i)	21,500,000	18,681,483
3% 11/1/52 (i)	44,000,000	38,231,873
3.5% 10/1/52 (i)	34,750,000	31,247,843
3.5% 10/1/52 (i)	33,850,000	30,438,546
3.5% 10/1/52 (i)	38,300,000	34,440,069
3.5% 10/1/52 (i)	9,350,000	8,407,693
3.5% 10/1/52 (i)	39,400,000	35,429,209
3.5% 11/1/52 (i)	74,150,000	66,630,708
4% 10/1/52 (i)	26,450,000	24,515,838
4% 10/1/52 (i)	35,250,000	32,672,337
4% 10/1/52 (i)	35,250,000	32,672,337
4% 10/1/52 (i)	19,650,000	18,213,090
4% 10/1/52 (i)	9,800,000	9,083,373
4% 10/1/52 (i)	80,700,000	74,798,796
4.5% 10/1/52 (i)	49,750,000	47,332,449
4.5% 10/1/52 (i)	63,625,000	60,533,207
4.5% 10/1/52 (i)	11,200,000	10,655,747
4.5% 10/1/52 (i)	11,000,000	10,465,466
4.5% 10/1/52 (i)	10,900,000	10,370,325
4.5% 11/1/52 (i)	69,500,000	66,043,987
5% 10/1/52 (i)	26,550,000	25,832,314
5% 10/1/52 (i)	33,200,000	32,302,554
5.5% 10/1/52 (i)	14,900,000	14,805,167
5.5% 10/1/52 (i)	16,750,000	16,643,393
5.5% 11/1/52 (i)	13,900,000	13,781,669
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		3,414,628,978
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,815,996,112)		9,120,201,154

Asset-Backed Securities - 6.5%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	12,058,585	7,820,524
Series 2019-1 Class A, 3.844% 5/15/39 (b)	11,995,146	7,961,658
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	23,862,914	16,968,939
Class B, 4.458% 10/16/39 (b)	4,664,187	2,144,187
Series 2021-1A Class A, 2.95% 11/16/41 (b)	25,191,378	20,094,286
Series 2021-2A Class A, 2.798% 1/15/47 (b)	49,630,161	39,227,992
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	31,679,367	29,618,539
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (b)	6,855,289	6,812,314
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 1/15/32 (b)(c)(d)	7,556,000	7,334,375
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 3.8703% 10/17/34 (b)(c)(d)	17,910,000	17,081,376
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 3.6999% 4/20/34 (b)(c)(d)	43,014,000	40,787,165
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 3.1807% 7/20/35 (b)(c)(d)	25,047,000	24,132,133
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 3.8499% 7/20/34 (b)(c)(d)	21,007,000	19,976,292
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	7,291,383	5,882,729
Class B, 4.335% 1/16/40 (b)	1,378,871	581,911
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 3.832% 10/15/32 (b)(c)(d)	24,769,000	23,993,854
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 3.642% 7/15/34 (b)(c)(d)	26,517,000	25,400,581
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 3.6579% 1/15/35 (b)(c)(d)	37,068,000	35,694,371
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 3.582% 4/15/34 (b)(c)(d)	29,947,000	28,477,261
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 3.9903% 4/17/33 (b)(c)(d)	69,645,000	66,936,367
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 10/15/36 (b)(c)(d)	17,946,000	17,066,736
Barings CLO Ltd. Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 3.9299% 1/20/32 (b)(c)(d)	28,600,000	27,805,206
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 3.7808% 1/17/35 (b)(c)(d)	38,048,000	36,547,882
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 3.642% 1/15/35 (b)(c)(d)	27,114,000	25,710,064
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	31,537,028	26,789,920
Class AA, 2.487% 12/16/41 (b)(c)	3,310,541	3,019,086
Series 2021-1A Class A, 2.443% 7/15/46 (b)	33,994,959	27,438,861
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 3.502% 4/15/29 (b)(c)(d)	28,077,901	27,483,183
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	22,354,366	19,282,682
Class B, 5.095% 4/15/39 (b)	10,307,675	7,855,318
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	13,355,496	11,685,537
Series 2021-1A Class A, 3.474% 1/15/46 (b)	7,077,266	6,200,648
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 3.8099% 10/20/32 (b)(c)(d)	21,787,000	20,949,682
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 3.7973% 4/20/35 (b)(c)(d)	35,314,000	33,735,747
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 3.913% 10/25/34 (b)(c)(d)	16,882,000	16,203,816
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 3.7599% 4/20/34 (b)(c)(d)	26,059,000	24,667,710
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 3.8799% 10/20/34 (b)(c)(d)	27,352,000	26,185,930
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 3.9099% 4/20/34 (b)(c)(d)	28,400,000	26,917,861
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 4.197% 7/24/34 (b)(c)(d)	37,609,000	36,286,555
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 4.0199% 1/20/34 (b)(c)(d)	37,850,000	36,386,265
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	25,210,090	22,976,829
Dominos Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/49 (b)	21,138,000	18,312,991
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 2.204% 4/20/35 (b)(c)(d)	19,817,000	19,032,128
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 3.8599% 10/20/34 (b)(c)(d)	18,048,000	17,246,163
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 3.9603% 1/18/32 (b)(c)(d)	22,160,000	21,542,113
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 3.9203% 4/17/33 (b)(c)(d)	20,000,000	19,429,960
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 10/15/35 (b)(c)(d)	23,913,000	22,705,872
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 4.114% 2/20/35 (b)(c)(d)	14,569,000	13,848,097
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 4/15/31 (b)(c)(d)	12,634,000	12,226,427
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 1/15/35 (b)(c)(d)	32,919,000	31,515,729
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 3.762% 1/15/34 (b)(c)(d)	6,000,000	5,754,834
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 3.8476% 7/19/34 (b)(c)(d)	19,090,000	18,226,101
Class AR, 3 month U.S. LIBOR + 1.080% 4.0016% 11/16/34 (b)(c)(d)	27,750,000	26,716,507
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 4.284% 11/20/33 (b)(c)(d)	36,187,000	34,928,452
Ford Credit Auto Owner Trust Series 2018-2 Class B, 3.61% 1/15/30 (b)	6,400,000	6,321,719
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	11,610,028	9,349,440
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	13,476,241	11,260,019
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 3.889% 10/22/34 (b)(c)(d)	19,246,000	18,251,059
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 2.8211% 4/15/35 (b)(c)(d)	46,050,000	44,140,859
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (b)(c)	22,374,000	22,300,859
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.120% 3.834% 7/25/33 (c)(d)	766,929	734,206
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 3.722% 1/15/33 (b)(c)(d)	13,900,000	13,473,048
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 3.8776% 4/19/34 (b)(c)(d)	30,470,000	29,233,253
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 3.859% 1/22/35 (b)(c)(d)	32,026,000	30,326,540
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 3.632% 7/15/34 (b)(c)(d)	19,039,000	18,250,405
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 3.959% 1/22/31 (b)(c)(d)	7,913,000	7,594,486
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 3.8499% 10/20/34 (b)(c)(d)	6,442,000	6,157,090
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 3.913% 10/25/34 (b)(c)(d)	32,900,000	31,468,422
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 3.7299% 4/20/34 (b)(c)(d)	25,147,000	24,024,388
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 3.913% 1/25/35 (b)(c)(d)	23,616,000	22,503,993
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 3.502% 1/15/34 (b)(c)(d)	26,100,000	25,309,170
Marlette Funding Trust:
Series 2021-3A Class A, 0.65% 12/15/31 (b)	6,823,118	6,715,046
Series 2022-1A Class A, 1.36% 4/15/32 (b)	9,026,039	8,823,999
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 3.7799% 10/20/30 (b)(c)(d)	34,207,000	33,434,059
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 4.329% 1/25/36 (c)(d)	944,364	936,246
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 3.8399% 10/20/34 (b)(c)(d)	26,956,000	25,850,454
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	22,373,335	18,919,630
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	22,787,490	19,875,021
Class A2II, 4.008% 12/5/51 (b)	20,362,675	15,996,734
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	21,426,852	17,656,536
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 3.8299% 4/20/34 (b)(c)(d)	35,857,000	34,396,114
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 3.6679% 1/15/37 (b)(c)(d)	38,243,000	36,944,727
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	20,663,425	17,110,630
Class B, 4.335% 3/15/40 (b)	2,308,845	1,425,518
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	28,285,000	26,469,380
1.884% 7/15/50 (b)	10,516,000	9,248,284
2.328% 7/15/52 (b)	8,041,000	6,761,823
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)	9,639,375	8,029,666
Stratus CLO, Ltd. Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.750% 4.032% 7/20/30 (b)(c)(d)	6,015,000	5,972,853
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.6326% 4/23/35 (b)(c)(d)	39,612,000	38,100,604
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, 3 month U.S. LIBOR + 0.960% 3.7003% 4/16/31 (b)(c)(d)	16,170,000	15,737,954
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 3.572% 7/15/32 (b)(c)(d)	3,663,000	3,540,773
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 3.7176% 4/19/34 (b)(c)(d)	15,000,000	14,274,630
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 3.7899% 4/20/33 (b)(c)(d)	30,228,000	28,853,472
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.944% 9/25/34 (c)(d)(j)	54,264	54,535
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	30,204,555	23,708,461
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	31,286,404	25,874,522
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.6922% 3/25/58 (b)(c)	833,859	784,827
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.8817% 4/6/42 (b)(c)(d)	3,641,000	2,752,902
Upstart Securitization Trust:
Series 2021-2 Class A, 0.91% 6/20/31 (b)	10,091,032	9,850,018
Series 2021-4 Class A, 0.84% 9/20/31 (b)	17,380,844	16,668,946
3.12% 3/20/32 (b)	12,755,084	12,293,379
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.9799% 7/20/32 (b)(c)(d)	31,233,000	30,345,608
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 3.8976% 7/19/34 (b)(c)(d)	17,782,000	17,018,885
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 3.8599% 10/20/34 (b)(c)(d)	36,484,000	34,790,996
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 3.8903% 7/16/34 (b)(c)(d)	17,721,000	16,935,410
TOTAL ASSET-BACKED SECURITIES (Cost $2,240,830,126)		2,076,459,344

Collateralized Mortgage Obligations - 1.3%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.8%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (b)	4,423,152	4,184,956
Series 2021-E Class A1, 1.74% 12/25/60 (b)	11,196,177	9,638,128
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	15,565,778	13,946,513
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	12,399,273	11,820,834
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	15,982,872	14,632,169
Cascade Funding Mortgage Trust:
sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	18,823,797	18,390,537
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	14,393,951	13,730,997
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	12,623,296	12,142,031
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	15,631,822	14,845,094
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	20,628,364	19,389,587
COLT Trust sequential payer Series 2021-RPL1 Class A1, 1.6654% 9/25/61 (b)	18,410,609	16,779,604
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	25,974,262	25,111,680
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	13,668,395	13,168,743
Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	10,115,672	9,572,531
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	9,716,695	8,989,413
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	9,231,069	8,461,120
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	6,750,856	5,989,894
RMF Buyout Issuance Trust:
sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	13,244,596	12,851,646
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	8,897,950	8,367,307
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.6276% 7/20/34 (c)(d)	12,481	11,228
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 3.724% 9/25/43 (c)(d)	781,990	742,469
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	21,439,154	19,776,087
TOTAL PRIVATE SPONSOR		262,542,568
U.S. Government Agency - 0.5%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 3.884% 2/25/32 (c)(d)	7,372	7,427
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 3.9934% 3/18/32 (c)(d)	13,896	14,102
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 4.084% 4/25/32 (c)(d)	15,954	16,169
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 4.084% 10/25/32 (c)(d)	19,324	19,586
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 3.834% 1/25/32 (c)(d)	7,270	7,313
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 5.016% 12/25/33 (c)(k)(l)	271,440	40,703
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 3.596% 11/25/36 (c)(k)(l)	191,948	18,577
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 3.384% 1/25/43 (c)(d)	736,547	724,656
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 3.434% 5/25/47 (c)(d)	1,446,477	1,416,601
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 3.384% 5/25/48 (c)(d)	847,899	828,063
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 3.384% 6/25/48 (c)(d)	1,986,555	1,937,002
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	27	27
Series 1993-207 Class H, 6.5% 11/25/23	20,233	20,255
Series 1996-28 Class PK, 6.5% 7/25/25	8,423	8,440
Series 1999-17 Class PG, 6% 4/25/29	80,293	81,315
Series 1999-32 Class PL, 6% 7/25/29	93,362	94,625
Series 1999-33 Class PK, 6% 7/25/29	68,946	69,863
Series 1999-54 Class PH, 6.5% 11/18/29	97,592	99,498
Series 1999-57 Class PH, 6.5% 12/25/29	249,689	253,715
Series 2001-52 Class YZ, 6.5% 10/25/31	10,039	10,056
Series 2003-28 Class KG, 5.5% 4/25/23	4,290	4,302
Series 2005-102 Class CO 11/25/35 (m)	45,743	38,697
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 9.5316% 8/25/35 (c)(l)	11,366	11,713
Series 2005-81 Class PC, 5.5% 9/25/35	129,977	132,066
Series 2006-12 Class BO 10/25/35 (m)	221,619	189,250
Series 2006-15 Class OP 3/25/36 (m)	261,296	218,505
Series 2006-37 Class OW 5/25/36 (m)	24,750	19,232
Series 2006-45 Class OP 6/25/36 (m)	81,558	64,099
Series 2006-62 Class KP 4/25/36 (m)	131,364	106,473
Series 2012-149:
Class DA, 1.75% 1/25/43	350,313	316,272
Class GA, 1.75% 6/25/42	378,669	339,902
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	17,317	17,813
Series 1999-25 Class Z, 6% 6/25/29	77,703	78,128
Series 2001-20 Class Z, 6% 5/25/31	92,674	94,023
Series 2001-31 Class ZC, 6.5% 7/25/31	48,047	48,821
Series 2002-16 Class ZD, 6.5% 4/25/32	33,895	33,889
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 4.466% 11/25/32 (c)(k)(l)	95,313	4,458
Series 2012-67 Class AI, 4.5% 7/25/27 (k)	123,531	4,712
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 3.556% 12/25/36 (c)(k)(l)	129,115	16,975
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 3.356% 5/25/37 (c)(k)(l)	67,024	8,131
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 11.0766% 9/25/23 (c)(l)	895	899
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 5.016% 3/25/33 (c)(k)(l)	16,840	2,102
Series 2005-72 Class ZC, 5.5% 8/25/35	1,067,646	1,075,466
Series 2005-79 Class ZC, 5.9% 9/25/35	605,072	610,455
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 22.116% 6/25/37 (c)(l)	59,973	79,308
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 21.096% 7/25/37 (c)(l)	89,175	122,037
Class SB, 39.600% - 1 month U.S. LIBOR 21.096% 7/25/37 (c)(l)	26,440	31,539
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 3.266% 3/25/38 (c)(k)(l)	446,087	45,384
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 2.966% 12/25/40 (c)(k)(l)	459,367	37,403
Class ZA, 4.5% 12/25/40	190,702	188,092
Series 2010-139 Class NI, 4.5% 2/25/40 (k)	143,456	5,278
Series 2010-150 Class ZC, 4.75% 1/25/41	1,909,754	1,875,266
Series 2010-95 Class ZC, 5% 9/25/40	4,459,130	4,439,746
Series 2011-39 Class ZA, 6% 11/25/32	312,984	319,076
Series 2011-4 Class PZ, 5% 2/25/41	577,947	549,167
Series 2011-67 Class AI, 4% 7/25/26 (k)	43,281	1,340
Series 2011-83 Class DI, 6% 9/25/26 (k)	840	7
Series 2012-100 Class WI, 3% 9/25/27 (k)	981,184	51,844
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 3.566% 12/25/30 (c)(k)(l)	144,872	1,729
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 3.466% 6/25/41 (c)(k)(l)	108,848	1,664
Series 2013-133 Class IB, 3% 4/25/32 (k)	367,353	12,953
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 2.966% 1/25/44 (c)(k)(l)	281,372	29,495
Series 2013-51 Class GI, 3% 10/25/32 (k)	293,821	19,353
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 3.636% 6/25/35 (c)(k)(l)	374,616	32,000
Series 2015-42 Class IL, 6% 6/25/45 (k)	1,916,277	347,037
Series 2015-70 Class JC, 3% 10/25/45	2,102,688	1,969,149
Series 2017-30 Class AI, 5.5% 5/25/47 (k)	1,046,134	193,699
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 3.116% 10/25/47 (c)(k)(l)	11,323,200	1,309,091
Series 2018-3 Class SB, 6.150% - 1 month U.S. LIBOR 3.066% 2/25/48 (c)(i)(k)(l)	27,508,032	3,136,116
Series 2018-44 Class SA, 6.200% - 1 month U.S. LIBOR 3.116% 6/25/48 (c)(k)(l)	6,390,119	714,575
Series 2019-67 Class SA, 6.050% - 1 month U.S. LIBOR 2.966% 11/25/49 (c)(k)(l)	24,079,758	2,722,701
Series 2019-82 Class PI, 4% 6/25/49 (k)	7,513,515	1,217,445
Series 2020-13 Class A/S, 6.200% - 1 month U.S. LIBOR 3.116% 8/25/48 (c)(k)(l)	8,887,851	971,583
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (k)	66,844	11,380
Series 343 Class 16, 5.5% 5/25/34 (k)	62,322	10,614
Series 348 Class 14, 6.5% 8/25/34 (c)(k)	43,245	8,871
Series 351:
Class 12, 5.5% 4/25/34 (c)(k)	25,425	4,484
Class 13, 6% 3/25/34 (k)	39,785	7,616
Series 359 Class 19, 6% 7/25/35 (c)(k)	21,874	4,291
Series 384 Class 6, 5% 7/25/37 (k)	265,997	46,881
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 3.6177% 1/15/32 (c)(d)	5,461	5,503
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 3.7177% 3/15/32 (c)(d)	8,439	8,527
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 3.8177% 3/15/32 (c)(d)	7,677	7,779
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 3.7177% 6/15/31 (c)(d)	14,626	14,764
Class FG, 1 month U.S. LIBOR + 0.900% 3.7177% 3/15/32 (c)(d)	4,737	4,785
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 3.1677% 8/15/47 (c)(d)	804,838	788,673
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 3.0677% 5/15/37 (c)(d)	331,326	329,479
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	102,364	103,900
Series 2101 Class PD, 6% 11/15/28	8,163	8,283
Series 2121 Class MG, 6% 2/15/29	41,139	41,745
Series 2131 Class BG, 6% 3/15/29	294,153	298,683
Series 2137 Class PG, 6% 3/15/29	46,200	46,903
Series 2154 Class PT, 6% 5/15/29	80,476	81,711
Series 2162 Class PH, 6% 6/15/29	16,458	16,693
Series 2520 Class BE, 6% 11/15/32	133,344	136,545
Series 2693 Class MD, 5.5% 10/15/33	293,726	287,251
Series 2802 Class OB, 6% 5/15/34	113,972	115,754
Series 3002 Class NE, 5% 7/15/35	311,735	311,104
Series 3110 Class OP 9/15/35 (m)	93,948	85,374
Series 3119 Class PO 2/15/36 (m)	314,619	250,567
Series 3121 Class KO 3/15/36 (m)	45,474	36,955
Series 3123 Class LO 3/15/36 (m)	174,679	140,125
Series 3145 Class GO 4/15/36 (m)	188,326	152,027
Series 3189 Class PD, 6% 7/15/36	267,522	274,690
Series 3225 Class EO 10/15/36 (m)	93,292	73,255
Series 3258 Class PM, 5.5% 12/15/36	119,071	121,205
Series 3415 Class PC, 5% 12/15/37	126,746	125,117
Series 3806 Class UP, 4.5% 2/15/41	580,777	557,106
Series 3832 Class PE, 5% 3/15/41	1,202,892	1,198,745
Series 4135 Class AB, 1.75% 6/15/42	280,971	253,920
sequential payer:
Series 2135 Class JE, 6% 3/15/29	20,119	20,428
Series 2274 Class ZM, 6.5% 1/15/31	29,188	29,688
Series 2281 Class ZB, 6% 3/15/30	57,057	57,900
Series 2303 Class ZV, 6% 4/15/31	30,150	30,633
Series 2357 Class ZB, 6.5% 9/15/31	231,876	237,414
Series 2502 Class ZC, 6% 9/15/32	54,501	55,785
Series 2519 Class ZD, 5.5% 11/15/32	82,327	83,402
Series 2546 Class MJ, 5.5% 3/15/23	3,077	3,089
Series 2601 Class TB, 5.5% 4/15/23	1,325	1,331
Series 2998 Class LY, 5.5% 7/15/25	29,285	29,983
Series 3871 Class KB, 5.5% 6/15/41	1,593,987	1,639,010
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 3.7823% 2/15/36 (c)(k)(l)	89,624	8,261
Series 2013-4281 Class AI, 4% 12/15/28 (k)	329,951	8,118
Series 2017-4683 Class LM, 3% 5/15/47	2,740,567	2,571,696
Series 2017-4720 Class IO, 4% 9/15/47 (k)	9,243,241	1,751,096
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 3.3823% 8/15/47 (c)(k)(l)	5,693,519	642,813
Series 2018-4765 Class IB, 4% 3/15/48 (k)	8,437,718	1,606,636
Series 2933 Class ZM, 5.75% 2/15/35	1,351,276	1,384,703
Series 2935 Class ZK, 5.5% 2/15/35	1,090,928	1,112,133
Series 2947 Class XZ, 6% 3/15/35	538,057	551,250
Series 2996 Class ZD, 5.5% 6/15/35	923,300	938,674
Series 3237 Class C, 5.5% 11/15/36	1,277,819	1,281,562
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 3.8423% 11/15/36 (c)(k)(l)	400,304	46,207
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 3.9323% 3/15/37 (c)(k)(l)	596,236	80,611
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 3.9423% 4/15/37 (c)(k)(l)	862,734	102,493
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 3.7623% 6/15/37 (c)(k)(l)	283,662	29,570
Series 3949 Class MK, 4.5% 10/15/34	220,105	217,090
Series 4055 Class BI, 3.5% 5/15/31 (k)	397,737	13,698
Series 4149 Class IO, 3% 1/15/33 (k)	156,586	13,311
Series 4314 Class AI, 5% 3/15/34 (k)	132,681	5,081
Series 4427 Class LI, 3.5% 2/15/34 (k)	1,070,324	82,040
Series 4471 Class PA 4% 12/15/40	1,100,897	1,071,319
target amortization class Series 2156 Class TC, 6.25% 5/15/29	41,455	42,850
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 3.291% 2/15/24 (c)(d)	5,308	5,315
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	33,234	33,703
Series 2056 Class Z, 6% 5/15/28	81,834	83,044
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 3.1177% 5/15/48 (c)(d)	1,316,154	1,282,160
Series 4386 Class AZ, 4.5% 11/15/40	2,642,246	2,559,930
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 3.7509% 6/16/37 (c)(k)(l)	166,764	18,166
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 3.0434% 3/20/60 (c)(d)(n)	2,048,910	2,036,758
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.8234% 7/20/60 (c)(d)(n)	301,274	297,856
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.6573% 9/20/60 (c)(d)(n)	372,471	368,373
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.6573% 8/20/60 (c)(d)(n)	299,279	296,003
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 2.7373% 12/20/60 (c)(d)(n)	826,617	818,502
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.8573% 12/20/60 (c)(d)(n)	796,778	791,203
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.8573% 2/20/61 (c)(d)(n)	767,697	762,169
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.8473% 2/20/61 (c)(d)(n)	1,151,799	1,143,674
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.8573% 4/20/61 (c)(d)(n)	720,965	715,534
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.8573% 5/20/61 (c)(d)(n)	1,182,977	1,174,535
Class FC, 1 month U.S. LIBOR + 0.500% 2.8573% 5/20/61 (c)(d)(n)	859,402	853,042
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.8873% 6/20/61 (c)(d)(n)	1,013,455	1,006,865
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.9073% 9/20/61 (c)(d)(n)	2,785,923	2,767,676
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.9573% 10/20/61 (c)(d)(n)	1,163,803	1,157,374
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 3.4139% 8/20/42 (c)(d)	728,818	716,333
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.0573% 11/20/61 (c)(d)(n)	1,098,344	1,093,590
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.0573% 1/20/62 (c)(d)(n)	682,731	680,016
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.9873% 1/20/62 (c)(d)(n)	1,006,211	1,000,805
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.9873% 3/20/62 (c)(d)(n)	582,141	579,108
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.0073% 5/20/61 (c)(d)(n)	17,936	17,801
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 2.8773% 10/20/62 (c)(d)(n)	25,039	24,865
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.7173% 3/20/63 (c)(d)(n)	34,089	33,748
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.9573% 1/20/64 (c)(d)(n)	713,252	709,540
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.9573% 12/20/63 (c)(d)(n)	3,116,229	3,102,277
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.8573% 6/20/64 (c)(d)(n)	821,250	815,469
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.6573% 3/20/65 (c)(d)(n)	10,664	10,573
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.6373% 5/20/63 (c)(d)(n)	16,804	16,500
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.5573% 4/20/63 (c)(d)(n)	21,017	20,722
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.7573% 12/20/62 (c)(d)(n)	42,358	41,608
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 3.5139% 10/20/49 (c)(d)	1,869,241	1,835,475
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 3.4639% 2/20/49 (c)(d)	3,957,477	3,917,581
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 3.9723% 12/20/40 (c)(l)	1,642,660	1,406,260
Series 2011-136 Class WI, 4.5% 5/20/40 (k)	65,460	5,021
Series 2016-69 Class WA, 3% 2/20/46	770,518	707,883
Series 2017-134 Class BA, 2.5% 11/20/46	422,058	391,616
Series 2017-153 Class GA, 3% 9/20/47	3,614,661	3,272,097
Series 2017-182 Class KA, 3% 10/20/47	2,808,687	2,548,333
Series 2018-13 Class Q, 3% 4/20/47	3,609,088	3,325,447
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	469,002	459,589
Series 2010-160 Class DY, 4% 12/20/40	3,374,023	3,176,689
Series 2010-170 Class B, 4% 12/20/40	751,598	707,929
Series 2017-139 Class BA, 3% 9/20/47	8,101,645	7,457,123
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 3.5609% 5/16/34 (c)(k)(l)	98,468	7,874
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 4.2609% 8/17/34 (c)(k)(l)	94,172	11,109
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 22.5652% 6/16/37 (c)(l)	4,194	5,013
Series 2010-116 Class QB, 4% 9/16/40	257,439	249,607
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 3.0109% 2/16/40 (c)(k)(l)	648,689	41,740
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.8234% 5/20/60 (c)(d)(n)	1,008,703	998,322
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 3.0861% 7/20/41 (c)(k)(l)	313,519	30,277
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 3.7609% 6/16/42 (c)(k)(l)	366,050	36,696
Series 2013-149 Class MA, 2.5% 5/20/40	2,833,211	2,710,302
Series 2014-2 Class BA, 3% 1/20/44	6,874,848	6,229,125
Series 2014-21 Class HA, 3% 2/20/44	2,500,393	2,270,868
Series 2014-25 Class HC, 3% 2/20/44	4,323,836	3,921,376
Series 2014-5 Class A, 3% 1/20/44	3,700,883	3,355,495
Series 2015-H13 Class HA, 2.5% 8/20/64 (n)	31,660	29,607
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 3.51% 5/20/66 (c)(d)(n)	5,746,079	5,722,172
Series 2017-186 Class HK, 3% 11/16/45	3,652,020	3,310,188
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 3.36% 8/20/66 (c)(d)(n)	6,745,837	6,703,094
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2273% 5/20/65 (c)(n)	168,683	166,954
TOTAL U.S. GOVERNMENT AGENCY		143,295,332
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $446,298,708)		405,837,900

Commercial Mortgage Securities - 6.6%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 3.996% 1/15/39 (b)(c)(d)	20,613,000	20,063,909
Class B, CME Term SOFR 1 Month Index + 1.550% 4.396% 1/15/39 (b)(c)(d)	3,893,000	3,766,416
Class C, CME Term SOFR 1 Month Index + 2.150% 4.996% 1/15/39 (b)(c)(d)	2,780,000	2,665,827
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	38,000,000	34,824,929
Class ANM, 3.112% 11/5/32 (b)	17,278,000	15,869,079
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	3,878,000	3,411,890
Class CNM, 3.8425% 11/5/32 (b)(c)	1,604,000	1,330,430
BANK:
sequential payer:
Series 2019-BN21 Class A5, 2.851% 10/17/52	2,858,000	2,447,312
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (c)	20,100,000	19,041,265
Series 2020-BN25 Class XB, 0.5325% 1/15/63 (c)(k)	31,293,000	790,270
Bayview Commercial Asset Trust Series 2004-1, Class IO, 1.25% 4/25/34 (b)(k)	412,727	16,103
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	3,240,000	3,043,534
Series 2021-B24 Class A5, 2.5843% 3/15/54	6,200,000	5,061,182
Series 2021-B28 Class A5, 2.2237% 8/15/54	3,280,000	2,578,640
Series 2019-B14 Class XA, 0.9048% 12/15/62 (c)(k)	108,787,409	3,605,672
Series 2020-B17 Class XA, 1.5389% 3/15/53 (c)(k)	109,706,547	6,940,596
Series 2020-B18 Class XA, 1.9152% 7/15/53 (c)(k)	51,116,546	4,171,166
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 4.868% 11/15/28 (b)(c)(d)	15,266,000	15,087,542
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 4.7434% 4/15/37 (b)(c)(d)	72,926,000	71,832,934
Class B, CME Term SOFR 1 Month Index + 2.440% 5.2924% 4/15/37 (b)(c)(d)	19,373,000	18,940,802
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 3.5071% 10/15/36 (b)(c)(d)	37,043,000	35,315,063
Class B, 1 month U.S. LIBOR + 0.890% 3.7168% 10/15/36 (b)(c)(d)	5,541,000	5,207,957
Class C, 1 month U.S. LIBOR + 1.090% 3.9166% 10/15/36 (b)(c)(d)	7,417,000	6,880,665
Class D, 1 month U.S. LIBOR + 1.290% 4.1163% 10/15/36 (b)(c)(d)	7,201,000	6,608,153
Class E, 1 month U.S. LIBOR + 1.940% 4.7655% 10/15/36 (b)(c)(d)	25,035,000	22,958,309
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 3.4703% 5/15/38 (b)(c)(d)	31,100,000	29,745,909
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 3.9349% 2/15/39 (b)(c)(d)	48,802,630	46,852,277
Class B, CME Term SOFR 1 Month Index + 1.310% 4.2343% 2/15/39 (b)(c)(d)	14,704,009	13,969,461
Class C, CME Term SOFR 1 Month Index + 1.560% 4.4837% 2/15/39 (b)(c)(d)	14,704,009	13,840,889
Class D, CME Term SOFR 1 Month Index + 1.960% 4.8828% 2/15/39 (b)(c)(d)	14,704,009	13,675,593
floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 3.694% 11/15/32 (b)(c)(d)	1,291,448	1,263,040
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 3.9056% 9/15/37 (b)(c)(d)	1,447,820	1,417,112
Class B, 1 month U.S. LIBOR + 1.320% 4.143% 9/15/37 (b)(c)(d)	9,292,500	9,076,662
Class D, 1 month U.S. LIBOR + 2.620% 5.443% 9/15/37 (b)(c)(d)	7,116,200	6,198,692
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 4.118% 4/15/34 (b)(c)(d)	15,742,000	15,142,940
Class C, 1 month U.S. LIBOR + 1.600% 4.418% 4/15/34 (b)(c)(d)	10,407,000	9,952,585
Class D, 1 month U.S. LIBOR + 1.900% 4.718% 4/15/34 (b)(c)(d)	10,925,000	10,358,190
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 3.898% 10/15/36 (b)(c)(d)	11,924,650	11,624,873
Class C, 1 month U.S. LIBOR + 1.250% 4.068% 10/15/36 (b)(c)(d)	14,991,450	14,539,197
Class D, 1 month U.S. LIBOR + 1.450% 4.268% 10/15/36 (b)(c)(d)	21,234,700	20,540,756
Class E, 1 month U.S. LIBOR + 1.800% 4.618% 10/15/36 (b)(c)(d)	29,835,850	28,710,812
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 3.668% 11/15/38 (b)(c)(d)	34,500,000	33,117,678
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 3.4539% 10/15/26 (b)(c)(d)	32,600,000	31,018,176
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 4.665% 10/15/39 (b)(c)(d)	20,703,000	20,580,616
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 4.413% 4/15/37 (b)(c)(d)	39,285,000	38,140,868
Class B, CME Term SOFR 1 Month Index + 1.940% 4.862% 4/15/37 (b)(c)(d)	20,026,000	19,135,518
Class C, CME Term SOFR 1 Month Index + 2.290% 5.212% 4/15/37 (b)(c)(d)	4,519,000	4,275,630
Class D, CME Term SOFR 1 Month Index + 2.830% 5.761% 4/15/37 (b)(c)(d)	3,784,000	3,539,929
floater sequential payer Series 2021-SOAR Class A, 3.488% 6/15/38 (b)(c)	36,424,080	34,827,055
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.818% 4/15/34 (b)(c)(d)	29,901,000	29,136,715
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 3.738% 10/15/36 (b)(c)(d)	57,956,280	57,081,813
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, 1 month U.S. LIBOR + 1.070% 3.888% 12/15/37 (b)(c)(d)	9,100,000	8,916,913
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	66,149,222	58,769,198
Class A2, 1.99% 7/15/60 (b)	25,776,184	21,486,847
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	47,948,455	41,257,675
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 3.7677% 11/15/36 (b)(c)(d)	12,876,000	12,487,584
Class B, 1 month U.S. LIBOR + 1.250% 4.0677% 11/15/36 (b)(c)(d)	6,900,000	6,674,515
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 3.938% 6/15/34 (b)(c)(d)	41,981,989	41,233,547
Class B, 1 month U.S. LIBOR + 1.500% 4.318% 6/15/34 (b)(c)(d)	7,405,083	7,183,279
Class C, 1 month U.S. LIBOR + 1.750% 4.568% 6/15/34 (b)(c)(d)	8,364,836	8,030,249
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 5.118% 8/15/36 (b)(c)(d)(j)	1,456,281	1,371,550
Class D, 1 month U.S. LIBOR + 3.050% 5.868% 8/15/36 (b)(c)(d)(j)	4,851,750	4,522,582
Citigroup Commercial Mortgage Trust:
Series 2013-GC17 Class A/S, 4.544% 11/10/46	7,000,000	6,879,960
Series 2019-GC41 Class XA, 1.1696% 8/10/56 (c)(k)	51,534,957	2,474,879
COMM Mortgage Trust sequential payer:
Series 2012=CR5 Class AM, 3.223% 12/10/45 (b)	2,000,000	1,993,604
Series 2014-CR18 Class A5, 3.828% 7/15/47	5,493,000	5,356,578
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 3.798% 5/15/36 (b)(c)(d)	50,240,000	49,548,848
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	8,470,828	7,667,839
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	18,322,000	17,471,313
Class B, 4.5349% 4/15/36 (b)	5,603,000	5,293,862
Class C, 4.9414% 4/15/36 (b)(c)	3,781,000	3,556,093
Class D, 4.9414% 4/15/36 (b)(c)	7,560,000	6,969,346
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 3.519% 11/15/38 (b)(c)(d)	51,838,000	49,370,516
Class B, 1 month U.S. LIBOR + 1.120% 3.9382% 11/15/38 (b)(c)(d)	6,300,000	5,968,553
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 3.898% 7/15/38 (b)(c)(d)	16,550,142	16,030,113
Class B, 1 month U.S. LIBOR + 1.380% 4.198% 7/15/38 (b)(c)(d)	9,425,988	9,071,695
Class C, 1 month U.S. LIBOR + 1.700% 4.518% 7/15/38 (b)(c)(d)	6,949,231	6,679,314
Class D, 1 month U.S. LIBOR + 2.250% 5.068% 7/15/38 (b)(c)(d)	14,052,514	13,453,905
Freddie Mac:
floater:
Series 2021-F114 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 2.5044% 5/25/31 (c)(d)	64,989,125	63,411,637
Series 2021-F121 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.180% 2.4644% 8/25/28 (c)(d)	12,893,263	12,675,521
floater sequential payer Series 2021-KF124 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 2.5044% 10/25/31 (c)(d)	68,795,000	67,313,685
sequential payer:
Series 2021-K136 Class A2, 2.127% 11/25/31	1,500,000	1,232,619
Series 2022-K141 Class A2, 2.25% 2/25/32	10,600,000	8,775,606
Series 2022-K150 Class A2, 3.71% 11/25/32	12,000,000	11,156,440
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 4.768% 9/15/31 (b)(c)(d)	7,822,431	7,723,389
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 3.768% 10/15/36 (b)(c)(d)	21,765,000	20,515,284
Class B, 1 month U.S. LIBOR + 1.150% 3.968% 10/15/36 (b)(c)(d)	3,364,000	3,149,706
Class C, 1 month U.S. LIBOR + 1.550% 4.368% 10/15/36 (b)(c)(d)	2,773,000	2,587,760
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)	5,144,859	5,120,284
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	14,957,000	14,918,703
Series 2013-GC16 Class A/S, 4.649% 11/10/46	3,955,000	3,898,403
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 5.3336% 8/15/37 (b)(c)(d)	33,964,000	33,581,216
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 3.4419% 4/15/37 (b)(c)(d)	13,700,000	12,911,143
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A4, 3.4927% 8/15/47	4,925,935	4,794,012
Series 2013-C14 Class A/S, 4.4093% 8/15/46	6,681,000	6,618,381
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 4.068% 9/15/29 (b)(c)(d)	12,313,855	12,115,326
Series 2013-C10 Class A/S, 3.3715% 12/15/47	4,900,000	4,855,596
Series 2013-C16 Class A/S, 4.5169% 12/15/46	2,784,000	2,740,682
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)	3,450,000	3,371,536
Class DFX, 5.3503% 7/5/33 (b)	5,907,000	5,739,290
Class EFX, 5.5423% 7/5/33 (b)(c)	7,262,000	6,969,513
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 4.1406% 5/15/39 (b)(c)(d)	57,498,000	55,842,960
Class B, CME Term SOFR 1 Month Index + 1.790% 4.6393% 5/15/39 (b)(c)(d)	33,561,000	32,552,901
Class C, CME Term SOFR 1 Month Index + 2.090% 4.9385% 5/15/39 (b)(c)(d)	19,262,000	18,587,048
Class D, CME Term SOFR 1 Month Index + 2.540% 5.3873% 5/15/39 (b)(c)(d)	17,119,000	16,347,724
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 3.518% 3/15/38 (b)(c)(d)	30,384,590	29,204,164
Class B, 1 month U.S. LIBOR + 0.880% 3.698% 3/15/38 (b)(c)(d)	7,331,974	7,001,168
Class C, 1 month U.S. LIBOR + 1.100% 3.918% 3/15/38 (b)(c)(d)	4,613,079	4,393,383
Class D, 1 month U.S. LIBOR + 1.400% 4.218% 3/15/38 (b)(c)(d)	6,416,829	6,079,070
Class E, 1 month U.S. LIBOR + 1.750% 4.568% 3/15/38 (b)(c)(d)	5,605,879	5,240,555
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 3.518% 7/15/38 (b)(c)(d)	17,747,000	16,974,507
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 3.619% 4/15/38 (b)(c)(d)	33,700,000	32,434,646
Morgan Stanley BAML Trust:
sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	25,898,504	24,212,178
Series 2012-C6 Class A/S, 3.476% 11/15/45	13,213	13,187
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 4.068% 8/15/33 (b)(c)(d)	625,292	616,462
Class C, 1 month U.S. LIBOR + 1.500% 4.318% 8/15/33 (b)(c)(d)	1,505,393	1,477,965
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	42,970,000	39,512,672
Series 2018-H4 Class A4, 4.31% 12/15/51	11,843,000	11,075,267
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	5,415,000	4,894,091
Class C, 3.283% 11/10/36 (b)(c)	5,196,000	4,597,186
Series 2021-L6 Class XA, 1.3466% 6/15/54 (c)(k)	48,877,959	3,193,872
MSCCG Trust floater Series 2018-SELF Class A, 1 month U.S. LIBOR + 0.900% 3.718% 10/15/37 (b)(c)(d)	5,000,000	4,899,439
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 4.4434% 12/15/37 (b)(c)(d)	1,920,692	1,920,692
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	490,735	507,330
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 3.618% 4/15/36 (b)(c)(d)	12,400,000	12,031,415
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 4.8454% 2/15/39 (b)(c)(d)	9,333,000	8,874,942
Class C, CME Term SOFR 1 Month Index + 2.650% 5.4954% 2/15/39 (b)(c)(d)	4,854,000	4,595,727
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 3.3946% 7/15/36 (b)(c)(d)	12,500,000	11,904,813
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 3.5485% 11/15/38 (b)(c)(d)	35,261,000	33,638,539
Class B, 1 month U.S. LIBOR + 1.070% 3.8975% 11/15/38 (b)(c)(d)	20,195,000	19,183,134
Class C, 1 month U.S. LIBOR + 1.320% 4.1467% 11/15/38 (b)(c)(d)	12,543,000	11,851,705
Class D, 1 month U.S. LIBOR + 1.570% 4.3959% 11/15/38 (b)(c)(d)	8,243,000	7,726,733
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	29,470,000	22,566,835
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	1,400,000	1,059,625
Class X, 0.5162% 10/10/42 (b)(c)(k)	40,100,000	1,103,989
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 4.018% 5/15/31 (b)(c)(d)	19,889,000	18,881,171
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	16,246,000	15,438,662
Series 2016-LC24 Class A3, 2.684% 10/15/49	17,777,816	16,161,425
Series 2018-C46 Class XA, 1.1007% 8/15/51 (c)(k)	53,058,482	1,616,039
Series 2018-C48 Class A5, 4.302% 1/15/52	13,797,000	13,025,033
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C24 Class A4, 3.343% 11/15/47	27,181,000	26,012,793
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,223,418,151)		2,113,369,767

Municipal Securities - 0.7%
	Principal Amount (a)	Value ($)
California Gen. Oblig.:
Series 2009:
7.35% 11/1/39	2,420,000	2,907,670
7.55% 4/1/39	28,540,000	35,540,714
Series 2010, 7.625% 3/1/40	1,640,000	2,034,439
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	7,020,000	7,411,797
Series 2012 B, 5.432% 1/1/42	6,950,000	5,602,911
Series 2009 E:
6.05% 1/1/29	240,000	234,440
6.05% 1/1/29 (Pre-Refunded to 1/1/23 @ 100)	10,000	10,048
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	6,234,545	6,232,986
5.1% 6/1/33	20,175,000	19,217,902
Series 2010-1, 6.63% 2/1/35	45,930,000	46,645,387
Series 2010-3:
6.725% 4/1/35	39,580,000	40,723,672
7.35% 7/1/35	17,006,786	18,037,535
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,466,000	34,753,045
TOTAL MUNICIPAL SECURITIES (Cost $245,499,229)		219,352,546

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
Panamanian Republic 3.298% 1/19/33	50,825,000	39,211,488
State of Qatar 4.4% 4/16/50 (b)	13,195,000	11,545,625
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $64,020,000)		50,757,113

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Discover Bank:
3.35% 2/6/23	5,980,000	5,954,359
4.682% 8/9/28 (c)	23,162,000	22,210,258
KeyBank NA 6.95% 2/1/28	850,000	875,884
Regions Bank 6.45% 6/26/37	30,566,000	31,351,079
TOTAL BANK NOTES (Cost $64,976,313)		60,391,580

Money Market Funds - 6.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (o)	1,416,958,460	1,417,241,852
Fidelity Securities Lending Cash Central Fund 3.10% (o)(p)	689,178,556	689,247,474
TOTAL MONEY MARKET FUNDS (Cost $2,106,485,103)		2,106,489,326

TOTAL INVESTMENT IN SECURITIES - 119.4% (Cost $42,670,050,716)	38,119,527,094
NET OTHER ASSETS (LIABILITIES) - (19.4)%	(6,185,428,395)
NET ASSETS - 100.0%	31,934,098,699

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 10/1/52	(63,650,000)	(52,986,687)
2% 10/1/52	(3,250,000)	(2,705,526)
2% 10/1/52	(63,650,000)	(52,986,690)
2% 10/1/52	(23,600,000)	(19,646,283)
2% 10/1/52	(58,100,000)	(48,366,484)
2% 10/1/52	(57,950,000)	(48,241,613)
2% 10/1/52	(59,900,000)	(49,864,929)
2% 10/1/52	(35,900,000)	(29,885,659)
2% 10/1/52	(104,650,000)	(87,117,944)
2% 11/1/52	(60,100,000)	(50,026,723)
2% 11/1/52	(119,700,000)	(99,637,251)
2% 11/1/52	(63,650,000)	(52,981,713)
2% 11/1/52	(58,100,000)	(48,361,940)
2.5% 10/1/52	(61,400,000)	(52,725,525)
2.5% 10/1/52	(37,050,000)	(31,815,646)
2.5% 10/1/52	(37,050,000)	(31,815,646)
2.5% 10/1/52	(24,850,000)	(21,339,239)
2.5% 10/1/52	(48,000,000)	(41,218,651)
2.5% 10/1/52	(48,000,000)	(41,218,651)
2.5% 10/1/52	(36,400,000)	(31,257,477)
2.5% 11/1/52	(62,600,000)	(53,746,207)
2.5% 11/1/52	(124,700,000)	(107,063,130)
2.5% 11/1/52	(37,050,000)	(31,809,855)
2.5% 11/1/52	(74,100,000)	(63,619,711)
3% 10/1/52	(45,700,000)	(40,340,514)
3% 10/1/52	(48,400,000)	(42,723,871)
3% 10/1/52	(45,700,000)	(40,340,514)
3% 10/1/52	(37,700,000)	(33,278,717)
3% 10/1/52	(52,800,000)	(46,607,859)
3% 11/1/52	(45,700,000)	(40,315,525)
3% 11/1/52	(37,850,000)	(33,390,430)
3.5% 10/1/52	(53,700,000)	(48,786,359)

TOTAL GINNIE MAE		(1,476,222,969)

Uniform Mortgage Backed Securities
1.5% 10/1/37	(53,650,000)	(45,951,005)
1.5% 10/1/37	(14,450,000)	(12,376,366)
1.5% 10/1/37	(18,550,000)	(15,887,999)
1.5% 10/1/52	(133,950,000)	(102,588,956)
1.5% 10/1/52	(48,850,000)	(37,412,994)
2% 10/1/37	(68,650,000)	(60,423,794)
2% 10/1/37	(18,050,000)	(15,887,101)
2% 10/1/37	(42,850,000)	(37,715,362)
2% 10/1/37	(17,150,000)	(15,094,946)
2% 10/1/37	(16,650,000)	(14,654,860)
2% 10/1/37	(25,000,000)	(22,004,295)
2% 10/1/37	(20,650,000)	(18,175,548)
2% 11/1/37	(78,050,000)	(68,697,409)
2% 10/1/52	(12,650,000)	(10,235,827)
2% 10/1/52	(102,050,000)	(82,574,400)
2% 10/1/52	(95,500,000)	(77,274,427)
2% 10/1/52	(65,300,000)	(52,837,906)
2% 10/1/52	(63,250,000)	(51,179,136)
2% 10/1/52	(50,900,000)	(41,186,056)
2% 10/1/52	(75,600,000)	(61,172,216)
2% 10/1/52	(38,150,000)	(30,869,313)
2% 10/1/52	(31,800,000)	(25,731,170)
2% 10/1/52	(6,350,000)	(5,138,143)
2% 10/1/52	(6,350,000)	(5,138,143)
2% 11/1/52	(65,300,000)	(52,835,353)
2.5% 10/1/37	(33,450,000)	(30,269,637)
2.5% 10/1/37	(8,400,000)	(7,601,344)
2.5% 10/1/37	(25,400,000)	(22,985,016)
2.5% 10/1/37	(16,150,000)	(14,614,488)
2.5% 10/1/52	(64,000,000)	(53,704,998)
2.5% 10/1/52	(31,100,000)	(26,097,273)
2.5% 10/1/52	(98,750,000)	(82,865,134)
2.5% 10/1/52	(31,100,000)	(26,097,273)
2.5% 11/1/52	(31,100,000)	(26,091,199)
3% 10/1/52	(44,000,000)	(38,252,500)
3% 10/1/52	(21,500,000)	(18,691,563)
3% 10/1/52	(6,200,000)	(5,390,125)
3% 10/1/52	(21,900,000)	(19,039,313)
3% 11/1/52	(44,000,000)	(38,231,873)
3.5% 10/1/52	(74,150,000)	(66,677,052)
3.5% 10/1/52	(34,750,000)	(31,247,843)
3.5% 10/1/52	(11,100,000)	(9,981,325)
4.5% 10/1/52	(69,500,000)	(66,122,717)
4.5% 10/1/52	(12,500,000)	(11,892,575)
5% 10/1/52	(2,300,000)	(2,237,828)
5% 10/1/52	(6,700,000)	(6,518,889)
5.5% 10/1/52	(13,900,000)	(13,811,532)
5.5% 10/1/52	(14,600,000)	(14,507,077)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,595,971,299)

TOTAL TBA SALE COMMITMENTS (Proceeds $3,094,568,074)		(3,072,194,268)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	903	Dec 2022	97,079,555	(3,441,421)	(3,441,421)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,480	Dec 2022	389,977,500	19,671,951	19,671,951
CBOT 2-Year U.S. Treasury Note Contracts (United States)	522	Dec 2022	107,213,906	1,856,515	1,856,515
CBOT Long Term U.S. Treasury Bond Contracts (United States)	2,140	Dec 2022	270,509,375	18,816,940	18,816,940

TOTAL SOLD					40,345,406

TOTAL FUTURES CONTRACTS					36,903,985
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
The notional amount of futures sold as a percentage of Net Assets is 2.3%

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (1)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	11,100,000	240,308	10,384	250,692
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	8,300,000	179,690	(20,211)	159,479
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	10,280,000	222,556	(35,060)	187,496
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	7,650,000	165,618	(23,498)	142,120
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	14,500,000	313,916	(214,187)	99,729
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	10,200,000	220,824	(115,965)	104,859
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	30,660,000	663,771	(284,292)	379,479
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	10,170,000	220,174	(88,531)	131,643
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	10,070,000	218,009	(111,854)	106,155
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	5,450,000	117,989	(49,040)	68,949
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	2,100,000	45,464	(3,144)	42,320
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	5,020,000	108,680	(60,035)	48,645
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	4,750,000	102,835	(91,589)	11,246
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	4,640,000	100,453	(89,117)	11,336
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	10,600,000	229,484	(42,514)	186,970
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	4,980,000	107,814	(69,989)	37,825
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,990,000	194,628	(48,634)	145,994
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	15,550,000	336,648	(109,405)	227,243
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	13,100,000	283,607	(216,715)	66,892
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	15,000,000	324,741	(209,933)	114,808
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	5,100,000	110,412	(40,007)	70,405
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	16,000,000	346,390	(110,335)	236,055
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	5,060,000	109,546	(48,154)	61,392

TOTAL CREDIT DEFAULT SWAPS						4,963,557	(2,071,825)	2,891,732

(1)Notional amount is stated in U.S. Dollars unless otherwise noted

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty (1)	Maturity Date	Notional Amount (2)	Value ($)	Upfront Premium Received/ (Paid) ($) (3)	Unrealized Appreciation/ (Depreciation) ($)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Dec 2024	198,065,000	(1,400,086)	0	(1,400,086)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Dec 2027	96,517,000	(1,981,089)	0	(1,981,089)
2.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Dec 2029	23,484,000	(601,048)	0	(601,048)
2.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Dec 2052	2,817,000	(85,578)	0	(85,578)
TOTAL INTEREST RATE SWAPS							(4,067,801)	0	(4,067,801)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,743,173,701 or 18.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,222,977.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $7,351,894.
(g)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $94,543,014.

(h)	Security or a portion of the security is on loan at period end.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Level 3 security
(k)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(m)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(n)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	3,710,034,505	10,681,966,230	12,974,758,883	10,951,625	-	-	1,417,241,852	2.8%
Fidelity Securities Lending Cash Central Fund 3.10%	841,382,960	8,544,106,930	8,696,242,417	1,149,184	-	1	689,247,474	1.9%
Total	4,551,417,465	19,226,073,160	21,671,001,300	12,100,809	-	1	2,106,489,326

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	10,887,726,584	-	10,887,726,584	-

U.S. Government and Government Agency Obligations	11,078,941,780	-	11,078,941,780	-

U.S. Government Agency - Mortgage Securities	9,120,201,154	-	9,120,201,154	-

Asset-Backed Securities	2,076,459,344	-	2,076,404,809	54,535

Collateralized Mortgage Obligations	405,837,900	-	405,837,900	-

Commercial Mortgage Securities	2,113,369,767	-	2,107,475,635	5,894,132

Municipal Securities	219,352,546	-	219,352,546	-

Foreign Government and Government Agency Obligations	50,757,113	-	50,757,113	-

Bank Notes	60,391,580	-	60,391,580	-

Money Market Funds	2,106,489,326	2,106,489,326	-	-
Total Investments in Securities:	38,119,527,094	2,106,489,326	36,007,089,101	5,948,667
Derivative Instruments:

Assets
Futures Contracts	40,345,406	40,345,406	-	-
Swaps	4,963,557	-	4,963,557	-
Total Assets	45,308,963	40,345,406	4,963,557	-

Liabilities
Futures Contracts	(3,441,421)	(3,441,421)	-	-
Swaps	(4,067,801)	-	(4,067,801)	-
Total Liabilities	(7,509,222)	(3,441,421)	(4,067,801)	-
Total Derivative Instruments:	37,799,741	36,903,985	895,756	-
Other Financial Instruments:

TBA Sale Commitments	(3,072,194,268)	-	(3,072,194,268)	-
Total Other Financial Instruments:	(3,072,194,268)	-	(3,072,194,268)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	4,963,557	0
Total Credit Risk	4,963,557	0
Interest Rate Risk
Futures Contracts (b)	40,345,406	(3,441,421)
Swaps (c)	0	(4,067,801)
Total Interest Rate Risk	40,345,406	(7,509,222)
Total Value of Derivatives	45,308,963	(7,509,222)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(c)For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
			September 30, 2022

Assets
Investment in securities, at value (including securities loaned of $667,919,083) - See accompanying schedule:	$
Unaffiliated issuers (cost $40,563,565,613)		$36,013,037,768
Fidelity Central Funds (cost $2,106,485,103)		2,106,489,326

Total Investment in Securities (cost $42,670,050,716)			$38,119,527,094
Receivable for investments sold			111,429,067
Receivable for TBA sale commitments			3,094,568,074
Receivable for fund shares sold			447,127
Interest receivable			228,827,314
Distributions receivable from Fidelity Central Funds			3,330,292
Receivable for daily variation margin on futures contracts			2,500,479
Bi-lateral OTC swaps, at value			4,963,557
Other receivables			164,462
Total assets			41,565,757,466
Liabilities
Payable to custodian bank		$7,276,443
Payable for investments purchased
Regular delivery		1,477,244
Delayed delivery		5,850,753,631
TBA sale commitments, at value		3,072,194,268
Payable for fund shares redeemed		9,938,490
Payable for daily variation margin on centrally cleared OTC swaps		767,737
Other payables and accrued expenses		3,480
Collateral on securities loaned		689,247,474
Total Liabilities			9,631,658,767
Net Assets			$31,934,098,699
Net Assets consist of:
Paid in capital			$37,019,717,267
Total accumulated earnings (loss)			(5,085,618,568)
Net Assets			$31,934,098,699
Net Asset Value , offering price and redemption price per share ($31,934,098,699 ÷ 333,257,329 shares)			$95.82

Statement of Operations
		Year ended September 30, 2022
Investment Income
Interest		$838,501,816
Income from Fidelity Central Funds (including $1,149,184 from security lending)		12,100,809
Total Income		850,602,625
Expenses
Custodian fees and expenses	(1,136)
Independent trustees' fees and expenses	112,678
Miscellaneous	271
Total expenses before reductions	111,813
Expense reductions	(6,787)
Total expenses after reductions		105,026
Net Investment income (loss)		850,497,599
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(481,835,838)
Foreign currency transactions	(5)
Futures contracts	23,811,415
Swaps	(15,955,820)
Total net realized gain (loss)		(473,980,248)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(5,537,304,643)
Fidelity Central Funds	1
Futures contracts	31,999,326
Swaps	(270,511)
TBA Sale commitments	20,086,957
Total change in net unrealized appreciation (depreciation)		(5,485,488,870)
Net gain (loss)		(5,959,469,118)
Net increase (decrease) in net assets resulting from operations		$(5,108,971,519)

Statement of Changes in Net Assets

	Year ended September 30, 2022	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$850,497,599	$689,934,552
Net realized gain (loss)	(473,980,248)	32,724,153
Change in net unrealized appreciation (depreciation)	(5,485,488,870)	(365,983,008)
Net increase (decrease) in net assets resulting from operations	(5,108,971,519)	356,675,697
Distributions to shareholders	(858,448,216)	(1,366,019,389)
Affiliated share transactions
Proceeds from sales of shares	5,498,177,418	4,772,576,629
Reinvestment of distributions	858,447,924	1,366,019,389
Cost of shares redeemed	(1,417,433,752)	(1,303,472,762)
Net increase (decrease) in net assets resulting from share transactions	4,939,191,590	4,835,123,256
Total increase (decrease) in net assets	(1,028,228,145)	3,825,779,564

Net Assets
Beginning of period	32,962,326,844	29,136,547,280
End of period	$31,934,098,699	$32,962,326,844

Other Information
Shares
Sold	50,850,788	41,207,631
Issued in reinvestment of distributions	8,140,259	11,786,609
Redeemed	(13,611,504)	(11,186,877)
Net increase (decrease)	45,379,543	41,807,363

Financial Highlights
Fidelity® Investment Grade Bond Central Fund

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$114.50	$118.41	$112.59	$105.24	$108.86
Income from Investment Operations
Net investment income (loss) A,B	2.699	2.569	3.127	3.512	3.276
Net realized and unrealized gain (loss)	(18.662)	(1.197)	6.011	7.580	(3.786)
Total from investment operations	(15.963)	1.372	9.138	11.092	(.510)
Distributions from net investment income	(2.717)	(2.615)	(3.192)	(3.742)	(3.059)
Distributions from net realized gain	-	(2.667)	(.126)	-	(.051)
Total distributions	(2.717)	(5.282)	(3.318)	(3.742)	(3.110)
Net asset value, end of period	$95.82	$114.50	$118.41	$112.59	$105.24
Total Return C	(14.14)%	1.18%	8.24%	10.75%	(.47)%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	-%	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	2.53%	2.22%	2.72%	3.27%	3.07%
Supplemental Data
Net assets, end of period (000 omitted)	$31,934,099	$32,962,327	$29,136,547	$26,647,348	$8,167,488
Portfolio turnover rate G	181%	245%	204% H	186% H	73%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount represents less than .005%.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended September 30, 2022

1. Organization.
Fidelity Investment Grade Bond Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$44,751,705
Gross unrealized depreciation	(4,600,143,055)
Net unrealized appreciation (depreciation)	$(4,555,391,350)
Tax Cost	$42,698,188,006

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(520,941,278)
Net unrealized appreciation (depreciation) on securities and other investments	$(4,555,391,350)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(520,941,278)
Total capital loss carryforward	$(520,941,278)

The tax character of distributions paid was as follows:

	September 30, 2022	September 30, 2021
Ordinary Income	$858,448,216	$1,141,450,834
Long-term Capital Gains	-	224,568,555
Total	$858,448,216	$1,366,019,389

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Investment Grade Bond Central Fund
Credit Risk
Swaps	$73,901	$2,838,998
Total Credit Risk	$73,901	$2,838,998
Interest Rate Risk
Futures Contracts	23,811,415	31,999,326
Swaps	(16,029,721)	(3,109,509)
Total Interest Rate Risk	7,781,694	28,889,817
Totals	$7,855,595	$31,728,815

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities   and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Investment Grade Bond Central Fund	36,012,383,080	33,730,460,200

6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Investment Grade Bond Central Fund	$ 120,777	$ -	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $6,787.

9. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Investment Grade Bond Central Fund:

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Investment Grade Bond Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of September 30, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 14, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Directors and Officers (Trustees and Officers)
DIRECTORS AND OFFICERS (TRUSTEES AND OFFICERS)
The Trustees, Members of the Advisory Board (if any), and officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 293 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Marie L. Knowles (1946)
Year of Election or Appointment: 2007
Trustee
Ms. Knowles also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity ® funds.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Kenneth B. Robins (1969)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2022 to September 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During Period- C April 1, 2022 to September 30, 2022

Fidelity® Investment Grade Bond Central Fund	0.0004%
Actual		$ 1,000	$ 907.80	$- D
Hypothetical- B		$ 1,000	$ 1,025.07	$- D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than $.005.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 22.30% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $597,086,184 of distributions paid in the calendar year 2021 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $707,327,343 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.   The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Directors, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.822351.117
TP1-ANN-1122

Item 2.

Code of Ethics

As of the end of the period, September 30, 2022, Fidelity Central Investment Portfolios II LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Inflation-Protected Bond Index Central Fund and Fidelity Investment Grade Bond Central Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

September 30, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Index Central Fund	$43,500	$-	$9,800	$1,000
Fidelity Investment Grade Bond Central Fund	$72,300	$-	$9,100	$1,600

September 30, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Index Central Fund	$42,300	$-	$9,500	$1,100
Fidelity Investment Grade Bond Central Fund	$74,000	$-	$8,800	$1,600

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2022A	September 30, 2021A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	September 30, 2022A	September 30, 2021A
Deloitte Entities	$479,100	$542,600

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 18, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 18, 2022